Putnam Dynamic Asset Allocation Growth Fund
The fund's portfolio
6/30/21 (Unaudited)

COMMON STOCKS (72.9%)(a)
	Shares	Value
Advertising and marketing services (—%)
Publicis Groupe SA (France)	14,777	$945,127

		945,127
Automotive (1.3%)
Ford Motor Co.(NON)	630,900	9,375,174
General Motors Co.(NON)	134,899	7,981,974
Knorr-Bremse AG (Germany)	14,469	1,664,192
Porsche Automobil Holding SE (Preference) (Germany)	21,019	2,252,068
Stellantis NV (Italy)	202,867	3,978,690
Tesla, Inc.(NON)	9,597	6,523,081
United Rentals, Inc.(NON)	16,795	5,357,773
Volkswagen AG (Preference) (Germany)	3,271	819,158
Volvo AB (Sweden)	131,323	3,159,510

		41,111,620
Basic materials (3.5%)
Akzo Nobel NV (Netherlands)	20,963	2,590,087
Anglo American PLC (United Kingdom)	79,485	3,158,360
Asian Paints, Ltd. (India)	45,865	1,846,632
Axalta Coating Systems, Ltd.(NON)	59,300	1,808,057
BHP Billiton, Ltd. (Australia)	90,624	3,300,986
BHP Group PLC (United Kingdom)	64,671	1,905,485
Brenntag AG (Germany)	35,736	3,322,966
Cabot Corp.	8,700	495,291
Celanese Corp.	6,600	1,000,560
Compagnie De Saint-Gobain (France)	96,446	6,351,602
Corteva, Inc.	103,540	4,591,999
Covestro AG (Germany)	42,650	2,754,164
CRH PLC (Ireland)	199,531	10,055,242
Dow, Inc.	96,616	6,113,860
DuPont de Nemours, Inc.	132,627	10,266,656
Eastman Chemical Co.	21,700	2,533,475
Eiffage SA (France)	13,493	1,372,742
FMC Corp.	4,000	432,800
Fortescue Metals Group, Ltd. (Australia)	130,871	2,290,745
Fortune Brands Home & Security, Inc.	28,319	2,820,856
Freeport-McMoRan, Inc. (Indonesia)	180,091	6,683,177
Holcim, Ltd. (Switzerland)	41,028	2,461,015
ICL Group, Ltd. (Israel)	84,215	571,137
LG Chem, Ltd. (South Korea)	8,448	6,376,415
Linde PLC	8,989	2,593,797
Nitto Denko Corp. (Japan)	28,500	2,126,693
Reliance Steel & Aluminum Co.	7,900	1,192,110
Rio Tinto PLC (United Kingdom)	54,093	4,451,449
Sherwin-Williams Co. (The)	20,136	5,486,054
Shin-Etsu Chemical Co., Ltd. (Japan)	12,400	2,073,829
SIG Combibloc Group AG (Switzerland)	88,399	2,401,892
Stora Enso OYJ (Finland)	10,835	197,660
Weyerhaeuser Co.(R)	172,600	5,940,892

		111,568,685
Broadcasting (—%)
iHeartMedia, Inc. Class A(NON)	1,805	48,609

		48,609
Capital goods (3.9%)
ABB, Ltd. (Switzerland)	94,744	3,214,282
AGCO Corp.	21,000	2,737,980
Airtac International Group (China)	60,000	2,314,939
Allegion PLC (Ireland)	20,100	2,799,930
Allison Transmission Holdings, Inc.	27,100	1,076,954
Atlas Copco AB Class A (Sweden)	9,019	552,220
Clean Harbors, Inc.(NON)	6,000	558,840
CNH Industrial NV (United Kingdom)	292,809	4,834,737
Crown Holdings, Inc.	20,600	2,105,526
Cummins, Inc.	24,400	5,948,964
Daikin Industries, Ltd. (Japan)	12,600	2,346,586
Deere & Co.	30,446	10,738,609
Dover Corp.	6,200	933,720
Eaton Corp. PLC	27,579	4,086,656
Gentex Corp.	38,400	1,270,656
Honeywell International, Inc.	55,999	12,283,381
ITT, Inc.	9,800	897,582
Johnson Controls International PLC	124,557	8,548,347
Koito Manufacturing Co., Ltd. (Japan)	30,200	1,878,410
Legrand SA (France)	32,174	3,405,298
Lockheed Martin Corp.	33,800	12,788,230
Northrop Grumman Corp.	17,814	6,474,142
Oshkosh Corp.	10,800	1,346,112
Otis Worldwide Corp.	36,863	3,014,288
Parker Hannifin Corp.	19,300	5,927,223
Raytheon Technologies Corp.	45,093	3,846,884
Republic Services, Inc.	16,400	1,804,164
Sandvik AB (Sweden)	125,513	3,205,985
Sany Heavy Industry Co., Ltd. Class A (China)	263,400	1,185,034
Schneider Electric SA (France)	23,692	3,727,352
Toro Co. (The)	12,000	1,318,560
TransDigm Group, Inc.(NON)	4,875	3,155,539
Waste Management, Inc.	25,400	3,558,794

		123,885,924
Commercial and consumer services (2.1%)
Adecco Group AG (Switzerland)	25,996	1,766,127
Adyen NV (Netherlands)(NON)	689	1,683,391
Allfunds Group PLC (United Kingdom)(NON)	98,895	1,721,212
Aramark	72,900	2,715,525
Booking Holdings, Inc.(NON)	1,581	3,459,370
Booz Allen Hamilton Holding Corp.	37,200	3,168,696
Brambles, Ltd. (Australia)	177,616	1,523,844
CK Hutchison Holdings, Ltd. (Hong Kong)	158,000	1,231,148
CoStar Group, Inc.(NON)(S)	54,279	4,495,387
FleetCor Technologies, Inc.(NON)	3,000	768,180
Gartner, Inc.(NON)	16,100	3,899,420
Kakao Corp. (South Korea)	19,904	2,880,924
Mastercard, Inc. Class A	29,672	10,832,950
Nexi SpA (Italy)(NON)	178,451	3,916,684
PayPal Holdings, Inc.(NON)	66,880	19,494,182
StoneCo., Ltd. Class A (Brazil)(NON)	16,761	1,123,993
TransUnion	5,000	549,050

		65,230,083
Communication services (2.5%)
Altice USA, Inc. Class A(NON)	32,300	1,102,722
American Tower Corp.(R)	31,549	8,522,646
AT&T, Inc.	77,200	2,221,816
BT Group PLC (United Kingdom)(NON)	401,874	1,078,470
Charter Communications, Inc. Class A(NON)	14,314	10,326,836
Comcast Corp. Class A	236,929	13,509,692
Deutsche Telekom AG (Germany)	200,289	4,230,220
KDDI Corp. (Japan)	118,500	3,695,958
Koninklijke KPN NV (Netherlands)	520,494	1,625,641
Liberty Global PLC Class C (United Kingdom)(NON)	115,750	3,129,880
Nippon Telegraph & Telephone Corp. (Japan)	69,100	1,800,351
SK Telecom Co., Ltd. (South Korea)	10,725	3,047,551
T-Mobile US, Inc.(NON)	47,911	6,938,950
Verizon Communications, Inc.	260,515	14,596,655
Xiaomi Corp. Class B (China)(NON)	626,800	2,179,668

		78,007,056
Computers (4.1%)
Apple, Inc.	634,811	86,943,705
Check Point Software Technologies, Ltd. (Israel)(NON)	7,500	870,975
Cisco Systems, Inc./California	187,400	9,932,200
Dynatrace, Inc.(NON)	36,790	2,149,272
Fortinet, Inc.(NON)	34,100	8,122,279
Fujitsu, Ltd. (Japan)	15,500	2,902,021
HP, Inc.	167,500	5,056,825
Logitech International SA (Switzerland)	13,502	1,635,854
ServiceNow, Inc.(NON)	10,877	5,977,455
Synopsys, Inc.(NON)	13,400	3,695,586
Twilio, Inc. Class A(NON)	7,070	2,786,711

		130,072,883
Conglomerates (0.1%)
AMETEK, Inc.	20,500	2,736,750
General Electric Co.	61,971	834,130

		3,570,880
Consumer (0.1%)
LVMH Moet Hennessy Louis Vuitton SA (France)	1,697	1,330,680
Pandora A/S (Denmark)	13,863	1,863,506
Spectrum Brands Holdings, Inc.	5,600	476,224

		3,670,410
Consumer cyclicals (—%)
Genting Bhd (Singapore)	1,092,600	678,457

		678,457
Consumer staples (5.3%)
Airbnb, Inc. Class A(NON)	27,571	4,222,223
Altria Group, Inc.	139,600	6,656,128
Asahi Group Holdings, Ltd. (Japan)	75,100	3,509,106
Auto Trader Group PLC (United Kingdom)(NON)	99,790	874,342
Auto1 Group SE 144A (Germany)(NON)	59,756	2,625,203
Campbell Soup Co.(S)	9,200	419,428
Carlsberg A/S Class B (Denmark)	12,806	2,387,118
Chipotle Mexican Grill, Inc.(NON)	2,446	3,792,132
Coca-Cola Co. (The)	20,900	1,130,899
Coca-Cola Europacific Partners PLC (United Kingdom)	41,719	2,474,771
Coca-Cola HBC AG (Switzerland)	122,511	4,429,932
Coles Group, Ltd. (Australia)	70,485	903,381
Colgate-Palmolive Co.	17,200	1,399,220
Constellation Brands, Inc. Class A	4,500	1,052,505
Costco Wholesale Corp.	10,200	4,035,834
Darden Restaurants, Inc.	5,900	861,341
Diageo PLC (United Kingdom)	95,119	4,553,918
Dino Polska SA (Poland)(NON)	20,906	1,534,642
Endeavour Group, Ltd. (Australia)(NON)	114,600	540,590
Estee Lauder Cos., Inc. (The) Class A	15,345	4,880,938
Ferguson PLC (United Kingdom)	26,925	3,743,158
Hindustan Unilever, Ltd. (India)	68,625	2,281,622
Imperial Brands PLC (United Kingdom)	151,686	3,267,010
ITOCHU Corp. (Japan)	115,900	3,338,404
JD.com, Inc. ADR (China)(NON)	49,813	3,975,576
Jubilant Foodworks, Ltd. (India)(NON)	31,474	1,304,268
Keurig Dr Pepper, Inc.	71,113	2,506,022
Koninklijke Ahold Delhaize NV (Netherlands)	81,598	2,425,644
L'Oreal SA (France)	11,118	4,954,235
ManpowerGroup, Inc.	11,900	1,415,029
McDonald's Corp.	34,300	7,922,957
MercadoLibre, Inc. (Argentina)(NON)	3,744	5,832,366
Mondelez International, Inc. Class A	72,000	4,495,680
Nestle SA (Switzerland)	45,000	5,603,783
Netflix, Inc.(NON)	1,308	690,899
NH Foods, Ltd. (Japan)	19,100	742,716
PepsiCo, Inc.	87,132	12,910,348
Procter & Gamble Co. (The)	151,644	20,461,325
Sea, Ltd. ADR (Thailand)(NON)	9,974	2,738,860
ZOZO, Inc. (Japan)	69,600	2,365,003
Sysco Corp.	46,900	3,646,475
Uber Technologies, Inc.(NON)	100,111	5,017,563
Unilever PLC (United Kingdom)	12,789	748,419
WH Group, Ltd. (Hong Kong)	2,143,000	1,926,528
Woolworths Group, Ltd. (Australia)	114,600	3,277,056
Yum China Holdings, Inc. (China)	41,700	2,720,277
Yum! Brands, Inc.	6,900	793,707
Zalando SE (Germany)(NON)	28,083	3,394,876

		166,783,457
Electronics (3.6%)
Advanced Micro Devices, Inc.(NON)	8,800	826,584
Brother Industries, Ltd. (Japan)	43,500	868,081
Garmin, Ltd.	10,300	1,489,792
Hoya Corp. (Japan)	50,100	6,642,720
MediaTek, Inc. (Taiwan)	82,000	2,831,189
MinebeaMitsumi, Inc. (Japan)	102,100	2,701,039
NVIDIA Corp.	47,550	38,044,755
NXP Semiconductors NV	12,969	2,667,983
Omron Corp. (Japan)	18,000	1,427,427
Qualcomm, Inc.	168,307	24,056,120
Samsung Electronics Co., Ltd. (South Korea)	136,719	9,797,295
Samsung Electronics Co., Ltd. (Preference) (South Korea)	41,501	2,716,000
Shenzhen Inovance Technology Co., Ltd. Class A (China)	235,350	2,704,825
SK Hynix, Inc. (South Korea)	30,210	3,420,304
Techtronic Industries Co., Ltd. (TTI) (Hong Kong)	170,000	2,968,973
Texas Instruments, Inc.	15,419	2,965,074
Thales SA (France)	35,282	3,599,538
Vontier Corp.	89,845	2,927,150

		112,654,849
Energy (2.3%)
BP PLC (United Kingdom)	676,897	2,949,508
Cenovus Energy, Inc. (Canada)	298,869	2,859,460
Chevron Corp.	40,700	4,262,918
ConocoPhillips	97,566	5,941,769
Enterprise Products Partners LP	106,718	2,575,105
EOG Resources, Inc.	15,405	1,285,393
Equinor ASA (Norway)	151,731	3,210,438
Exxon Mobil Corp.	62,673	3,953,413
Halliburton Co.	321,523	7,433,612
Marathon Petroleum Corp.	56,200	3,395,604
MWO Holdings, LLC (Units)(F)	89	227
Oasis Petroleum, Inc.(S)	4,059	408,132
Orsted AS (Denmark)	22,744	3,191,504
Reliance Industries, Ltd. (India)	149,941	4,257,675
Reliance Industries, Ltd. 144A (India)	58,195	3,293,837
Royal Dutch Shell PLC Class A (Amsterdam Exchange) (United Kingdom)	226,736	4,571,564
Royal Dutch Shell PLC Class B (United Kingdom)	424,337	8,211,925
Schlumberger, Ltd.	13,400	428,934
Targa Resources Corp.	46,500	2,066,925
Thungela Resources, Ltd. (South Africa)(NON)	6,245	17,192
TotalEnergies SE (France)	17,956	812,371
Valero Energy Corp.	67,440	5,265,715
Williams Cos., Inc. (The)	36,900	979,695

		71,372,916
Entertainment (0.5%)
Lite-On Technology Corp. (Taiwan)	691,000	1,428,501
Live Nation Entertainment, Inc.(NON)	48,233	4,224,728
Sony Group Corp. (Japan)	89,200	8,683,541

		14,336,770
Financials (10.1%)
3i Group PLC (United Kingdom)	110,578	1,794,251
Aflac, Inc.	58,800	3,155,208
AIA Group, Ltd. (Hong Kong)	828,200	10,293,433
Alliance Data Systems Corp.	15,700	1,635,783
Allianz SE (Germany)	18,748	4,675,062
Allstate Corp. (The)	21,600	2,817,504
Ally Financial, Inc.	95,500	4,759,720
American International Group, Inc.	65,721	3,128,320
Ameriprise Financial, Inc.	20,700	5,151,816
Apollo Global Management, Inc.	52,159	3,244,290
Assured Guaranty, Ltd.	95,847	4,550,816
AvalonBay Communities, Inc.(R)	8,300	1,732,127
Aviva PLC (United Kingdom)	484,170	2,718,525
AXA SA (France)	225,263	5,712,054
B3 SA - Brasil Bolsa Balcao (Brazil)	610,600	2,064,878
Banco Bilbao Vizcaya Argenta (Spain)	544,357	3,374,524
Bank Leumi Le-Israel BM (Israel)(NON)	246,992	1,875,841
Bank of America Corp.	324,201	13,366,807
Bank of Ireland Group PLC (Ireland)(NON)	396,811	2,125,333
Berkshire Hathaway, Inc. Class B(NON)	4,900	1,361,808
BNP Paribas SA (France)	52,687	3,302,980
BOC Hong Kong Holdings, Ltd. (Hong Kong)	411,500	1,396,523
Boston Properties, Inc.(R)	34,823	3,990,368
CaixaBank SA (Spain)	870,319	2,676,958
Capital One Financial Corp.	27,528	4,258,306
CBRE Group, Inc. Class A(NON)	43,200	3,703,536
Citigroup, Inc.	372,287	26,339,305
CK Asset Holdings, Ltd. (Hong Kong)	32,418	223,794
Commonwealth Bank of Australia (Australia)	38,924	2,915,311
Corporate Office Properties Trust(R)	25,200	705,348
DBS Group Holdings, Ltd. (Singapore)	173,000	3,835,153
Deutsche Boerse AG (Germany)	14,933	2,606,442
Direct Line Insurance Group PLC (United Kingdom)	310,499	1,224,113
Discover Financial Services	9,100	1,076,439
DNB ASA (Norway)	64,658	1,408,784
Duke Realty Corp.(R)	21,400	1,013,290
Equitable Holdings, Inc.	91,500	2,786,175
Equity Lifestyle Properties, Inc.(R)	12,900	958,599
Fidelity National Financial, Inc.	19,800	860,508
First Industrial Realty Trust, Inc.(R)	27,000	1,410,210
Gaming and Leisure Properties, Inc.(R)	136,518	6,324,879
Gjensidige Forsikring ASA (Norway)	29,735	655,471
Goldman Sachs Group, Inc. (The)	44,365	16,837,848
Goodman Group (Australia)(R)	228,166	3,622,465
Hana Financial Group, Inc. (South Korea)	67,346	2,753,881
Hargreaves Lansdown PLC (United Kingdom)	24,693	542,768
HDFC Bank, Ltd. (India)(NON)	192,771	3,884,726
Henderson Land Development Co., Ltd. (Hong Kong)	207,700	984,424
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	18,200	1,084,832
Invitation Homes, Inc.(R)	26,000	969,540
Israel Discount Bank, Ltd. Class A (Israel)(NON)	234,528	1,116,475
Japan Exchange Group, Inc. (Japan)	68,200	1,516,306
Jefferies Financial Group, Inc.	59,700	2,041,740
Jones Lang LaSalle, Inc.(NON)	8,300	1,622,318
JPMorgan Chase & Co.	230,761	35,892,566
KeyCorp	87,995	1,817,097
Lamar Advertising Co. Class A(R)	13,700	1,430,554
Lincoln National Corp.	10,800	678,672
Link REIT (The) (Hong Kong)(R)	28,900	280,093
London Stock Exchange Group PLC (United Kingdom)	24,329	2,682,248
Medical Properties Trust, Inc.(R)	105,400	2,118,540
MetLife, Inc.	157,800	9,444,330
MGIC Investment Corp.	37,700	512,720
Mitsubishi UFJ Financial Group, Inc. (Japan)	417,200	2,253,582
Morgan Stanley	41,000	3,759,290
Network International Holdings PLC (United Arab Emirates)(NON)	405,740	2,052,528
NN Group NV (Netherlands)	6,238	294,241
Nomura Holdings, Inc. (Japan)	559,900	2,861,616
Partners Group Holding AG (Switzerland)	2,459	3,724,711
Persimmon PLC (United Kingdom)	22,536	922,128
PNC Financial Services Group, Inc. (The)	29,865	5,697,047
Principal Financial Group, Inc.	36,000	2,274,840
Prudential PLC (United Kingdom)	118,354	2,248,682
Radian Group, Inc.	143,761	3,198,682
Raymond James Financial, Inc.	3,500	454,650
Rayonier, Inc.(R)	25,200	905,436
Sberbank of Russia PJSC ADR (Russia)	250,878	4,165,830
SEI Investments Co.	12,700	787,019
Simon Property Group, Inc.(R)	3,800	495,824
Skandinaviska Enskilda Banken AB (Sweden)	149,629	1,932,846
SLM Corp.	101,900	2,133,786
State Street Corp.	31,733	2,610,991
Sumitomo Mitsui Financial Group, Inc. (Japan)	103,400	3,564,715
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	40,100	1,273,440
Sumitomo Realty & Development Co., Ltd. (Japan)	14,800	528,881
Sun Hung Kai Properties, Ltd. (Hong Kong)	91,000	1,356,040
Synchrony Financial	126,000	6,113,520
TCS Group Holding PLC GDR 144A (Cyprus)	30,667	2,683,363
United Overseas Bank, Ltd. (Singapore)	90,900	1,745,399
Unum Group	43,300	1,229,720
Visa, Inc. Class A	49,234	11,511,894
Zurich Insurance Group AG (Switzerland)	2,519	1,010,595

		318,836,031
Gaming and lottery (0.4%)
Aristocrat Leisure, Ltd. (Australia)	61,408	1,984,421
DraftKings, Inc. Class A(NON)(S)	74,609	3,892,352
Evolution AB (Sweden)	14,245	2,251,077
Flutter Entertainment PLC (Ireland)(NON)	13,446	2,444,950
La Francaise des Jeux SAEM (France)	11,831	695,538
OPAP SA (Greece)	112,952	1,702,287
TABCORP Holdings, Ltd. (Australia)	227,652	884,369

		13,854,994
Government (—%)
Poste Italiane SpA (Italy)	58,945	779,319

		779,319
Health care (8.4%)
10x Genomics, Inc. Class A(NON)(S)	20,500	4,014,310
Abbott Laboratories	64,300	7,454,299
AbbVie, Inc.	93,505	10,532,403
Abcam PLC (United Kingdom)(NON)	86,869	1,659,491
ABIOMED, Inc.(NON)	8,600	2,684,146
Alexion Pharmaceuticals, Inc.(NON)	2,700	496,017
Align Technology, Inc.(NON)	15,200	9,287,200
Alkermes PLC(NON)	34,700	850,844
AmerisourceBergen Corp.	22,700	2,598,923
Anthem, Inc.	16,864	6,438,675
Apollo Hospitals Enterprise, Ltd. (India)(NON)	57,887	2,819,081
AstraZeneca PLC (United Kingdom)	23,035	2,766,778
AstraZeneca PLC ADR (United Kingdom)(S)	68,330	4,092,967
Biogen, Inc.(NON)	3,500	1,211,945
Bristol-Myers Squibb Co.	256,600	17,146,012
Danaher Corp.	33,561	9,006,430
DexCom, Inc.(NON)	10,658	4,550,966
Edwards Lifesciences Corp.(NON)	73,300	7,591,681
Eli Lilly and Co.	53,832	12,355,521
Eurofins Scientific (Luxembourg)(NON)	13,312	1,521,646
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	24,349	529,661
GlaxoSmithKline PLC (United Kingdom)	79,501	1,560,967
HCA Healthcare, Inc.	4,600	951,004
Hikma Pharmaceuticals PLC (United Kingdom)	41,352	1,399,166
Humana, Inc.	12,300	5,445,456
IDEXX Laboratories, Inc.(NON)	9,022	5,697,844
Incyte Corp.(NON)	25,700	2,162,141
Ipsen SA (France)	7,041	732,363
IQVIA Holdings, Inc.(NON)	18,781	4,551,012
Johnson & Johnson	77,092	12,700,136
Laboratory Corp. of America Holdings(NON)	10,900	3,006,765
Lonza Group AG (Switzerland)	11,572	8,202,019
M3, Inc. (Japan)	15,800	1,153,836
McKesson Corp.	24,600	4,704,504
Medtronic PLC	57,400	7,125,062
Merck & Co., Inc.	254,248	19,772,867
Merck KGaA (Germany)	35,287	6,765,781
Molina Healthcare, Inc.(NON)	8,200	2,075,092
Novartis AG (Switzerland)	71,589	6,524,058
Novo Nordisk A/S Class B (Denmark)	63,094	5,285,962
Ono Pharmaceutical Co., Ltd. (Japan)	79,400	1,771,750
Organon & Co.(NON)	5,535	167,483
Pfizer, Inc.	43,514	1,704,008
QIAGEN NV (Netherlands)(NON)	45,455	2,196,894
Regeneron Pharmaceuticals, Inc.(NON)	12,756	7,124,736
Roche Holding AG (Switzerland)	17,912	6,747,612
Sanofi (France)	35,269	3,695,235
Sartorius Stedim Biotech (France)	4,035	1,908,538
Service Corp. International	19,000	1,018,210
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (China)	29,400	2,184,257
Sonic Healthcare, Ltd. (Australia)	63,121	1,817,764
Sonova Holding AG (Switzerland)	8,193	3,081,507
Thermo Fisher Scientific, Inc.	8,217	4,145,230
UnitedHealth Group, Inc.	12,437	4,980,272
Vertex Pharmaceuticals, Inc.(NON)	40,500	8,166,015
WuXi AppTec Co., Ltd. Class H (China)	118,812	2,774,315
Zimmer Biomet Holdings, Inc.	5,000	804,100

		263,712,957
Homebuilding (0.3%)
Berkeley Group Holdings PLC (The) (United Kingdom)	14,937	949,435
Daito Trust Construction Co., Ltd. (Japan)	4,600	503,083
Daiwa House Industry Co., Ltd. (Japan)	64,300	1,930,244
PulteGroup, Inc.	94,954	5,181,640

		8,564,402
Household furniture and appliances (0.1%)
HC Brillant Services GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)	2	2
SEB SA (France)	3,807	687,957
Tempur Sealy International, Inc.	46,300	1,814,497

		2,502,456
Leisure (0.3%)
Brunswick Corp.	20,900	2,082,058
Polaris, Inc.(S)	20,300	2,780,288
Yamaha Motor Co., Ltd. (Japan)	113,200	3,077,222

		7,939,568
Lodging/Tourism (0.5%)
Hilton Worldwide Holdings, Inc.(NON)	65,215	7,866,233
Marriott International, Inc./MD Class A(NON)	50,000	6,826,000

		14,692,233
Media (0.2%)
Bollore SA (France)	117,371	629,061
Walt Disney Co. (The)(NON)	24,172	4,248,712

		4,877,773
Miscellaneous (0.1%)
Centre Testing International Group Co., Ltd. Class A (China)	470,969	2,323,703
Soaring Eagle Acquisition Corp. Class A(NON)	87,031	866,829

		3,190,532
Publishing (0.2%)
S&P Global, Inc.	12,370	5,077,267

		5,077,267
Retail (5.6%)
Amazon.com, Inc.(NON)	20,065	69,026,810
Best Buy Co., Inc.	51,200	5,886,976
BJ's Wholesale Club Holdings, Inc.(NON)(S)	101,702	4,838,981
Home Depot, Inc. (The)	12,121	3,865,266
Industria de Diseno Textil SA (Inditex) (Spain)	34,329	1,209,364
Kingfisher PLC (United Kingdom)(NON)	370,417	1,867,690
Li Ning Co., Ltd. (China)	278,500	3,400,410
Lowe's Cos., Inc.	23,900	4,635,883
lululemon athletica, Inc. (Canada)(NON)	12,995	4,742,785
Moncler SpA (Italy)	46,118	3,120,293
Nike, Inc. Class B	41,562	6,420,913
Nitori Holdings Co., Ltd. (Japan)	17,800	3,149,989
O'Reilly Automotive, Inc.(NON)	25,277	14,312,090
Poya International Co., Ltd. (Taiwan)(NON)	59,820	1,165,806
Ryohin Keikaku Co., Ltd. (Japan)	26,700	559,980
Target Corp.	25,244	6,102,485
TJX Cos., Inc. (The)	237,624	16,020,610
Wal-Mart de Mexico SAB de CV (Mexico)	931,932	3,043,950
Walmart, Inc.	124,751	17,592,386
Wesfarmers, Ltd. (Australia)	89,201	3,953,571

		174,916,238
Semiconductor (1.3%)
Applied Materials, Inc.	68,306	9,726,774
ASML Holding NV (Netherlands)	2,716	1,865,956
Lasertec Corp. (Japan)	6,600	1,282,632
Novatek Microelectronics Corp. (Taiwan)	99,000	1,773,028
Parade Technologies, Ltd. (Taiwan)	35,000	1,739,794
Renesas Electronics Corp. (Japan)(NON)	265,400	2,869,125
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	735,350	15,703,302
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	21,697	2,607,112
Tokyo Electron, Ltd. (Japan)	6,800	2,942,923

		40,510,646
Software (5.5%)
Activision Blizzard, Inc.	77,828	7,427,904
Adobe, Inc.(NON)	48,068	28,150,544
Autodesk, Inc.(NON)	30,200	8,815,380
Cadence Design Systems, Inc.(NON)	71,389	9,767,443
Intuit, Inc.	35,900	17,597,103
Manhattan Associates, Inc.(NON)	9,700	1,404,948
Microsoft Corp.	298,574	80,883,696
Oracle Corp.	52,660	4,099,054
Sage Group PLC (The) (United Kingdom)	158,219	1,497,470
Tata Consultancy Services, Ltd. (India)	147,854	6,655,221
Totvs SA (Brazil)	431,708	3,267,885
Veeva Systems, Inc. Class A(NON)	13,900	4,322,205
Workday, Inc.(NON)	2,000	477,480

		174,366,333
Technology services (6.6%)
Accenture PLC Class A	50,100	14,768,979
Alibaba Group Holding, Ltd. (China)(NON)	540,280	15,308,733
Alphabet, Inc. Class A(NON)	19,436	47,458,630
Alphabet, Inc. Class C(NON)	8,565	21,466,631
Baidu, Inc. ADR (China)(NON)	11,572	2,359,531
Capgemini SE (France)	14,080	2,704,649
Cognizant Technology Solutions Corp. Class A	49,300	3,414,518
DocuSign, Inc.(NON)	25,559	7,145,530
Facebook, Inc. Class A(NON)	56,644	19,695,685
Fidelity National Information Services, Inc.	83,311	11,802,669
FUJIFILM Holdings Corp. (Japan)	5,100	378,225
GoDaddy, Inc. Class A(NON)	44,600	3,878,416
IBM Corp.	6,100	894,199
Leidos Holdings, Inc.	24,600	2,487,060
Meituan Dianping Class B (China)(NON)	84,100	3,470,453
NAVER Corp. (South Korea)	10,124	3,753,292
Nomura Research Institute, Ltd. (Japan)	73,900	2,444,597
Palo Alto Networks, Inc.(NON)	2,500	927,625
Pinterest, Inc. Class A(NON)	205,000	16,184,750
Prosus NV (China)	10,091	986,787
Roku, Inc.(NON)	22,700	10,424,975
SCSK Corp. (Japan)	12,900	768,693
Tencent Holdings, Ltd. (China)	177,411	13,344,155
Yandex NV Class A (Russia)(NON)	34,950	2,472,713

		208,541,495
Textiles (0.1%)
Hermes International (France)	2,805	4,086,027

		4,086,027
Tire and rubber (0.1%)
Compagnie Generale des Etablissements Michelin SCA (France)	22,305	3,557,277

		3,557,277
Toys (0.1%)
Nintendo Co., Ltd. (Japan)	7,000	4,071,650

		4,071,650
Transportation (1.8%)
A. P. Moeller-Maersck A/S Class B (Denmark)	1,112	3,196,141
Copa Holdings SA Class A (Panama)(NON)	17,495	1,317,898
CSX Corp.	238,500	7,651,080
Deutsche Post AG (Germany)	115,265	7,839,706
FedEx Corp.	1,500	447,495
Nippon Express Co., Ltd. (Japan)	25,000	1,903,776
Nippon Yusen KK (Japan)	43,300	2,194,329
Norfolk Southern Corp.	3,300	875,853
Old Dominion Freight Line, Inc.	21,900	5,558,220
Ryder System, Inc.	13,400	996,022
Southwest Airlines Co.(NON)	122,624	6,510,108
Union Pacific Corp.	65,580	14,423,009
United Parcel Service, Inc. Class B	9,100	1,892,527
Yamato Holdings Co., Ltd. (Japan)	37,100	1,055,277

		55,861,441
Utilities and power (1.9%)
AES Corp. (The)	19,300	503,151
AGL Energy, Ltd. (Australia)	131,080	806,088
Ameren Corp.	29,780	2,383,591
American Electric Power Co., Inc.	99,163	8,388,198
CLP Holdings, Ltd. (Hong Kong)	263,500	2,606,391
E.ON SE (Germany)	58,699	678,901
Edison International	43,900	2,538,298
Electricite De France SA (France)	126,441	1,727,164
Energias de Portugal (EDP) SA (Portugal)	568,887	3,015,274
Entergy Corp.	17,700	1,764,690
Exelon Corp.	224,686	9,955,837
Fortum OYJ (Finland)	94,270	2,600,018
Kinder Morgan, Inc.	158,800	2,894,924
NRG Energy, Inc.	220,077	8,869,103
Public Service Enterprise Group, Inc.	43,500	2,598,690
Southern Co. (The)	104,600	6,329,346
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	11,872	13,653
Tokyo Gas Co., Ltd. (Japan)	46,600	879,609

		58,552,926

Total common stocks (cost $1,546,036,249)		$2,292,429,291

CORPORATE BONDS AND NOTES (8.2%)(a)
	Principal amount	Value
Basic materials (0.5%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23	$255,000	$279,225
ArcelorMittal SA sr. unsec. unsub. notes 7.25%, 10/15/39 (France)	285,000	402,206
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26	80,000	83,950
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29	90,000	89,770
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29	235,000	258,794
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	175,000	185,946
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27	168,000	179,970
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25	210,000	205,800
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	260,000	306,475
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	813,000	933,182
Coeur Mining, Inc. 144A company guaranty sr. unsec. notes 5.125%, 2/15/29	230,000	227,700
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27	350,000	376,250
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24	100,000	103,500
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)	250,000	257,500
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28	100,000	103,625
CVR Partners LP/CVR Nitrogen Finance Corp. 144A company guaranty sr. notes 6.125%, 6/15/28	50,000	51,250
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)	465,000	482,438
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)	395,000	413,213
FMG Resources August 2006 Pty, Ltd. 144A company guaranty sr. unsec. bonds 4.375%, 4/1/31 (Australia)	230,000	246,061
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)	115,000	125,925
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)	260,000	274,625
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)	145,000	177,236
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26	495,000	509,132
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	698,000	696,295
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	150,000	148,605
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)	200,000	199,000
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 4.50%, 4/1/26 (Canada)	95,000	95,000
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)	60,000	63,900
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31	130,000	131,856
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	446,000	507,078
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28	190,000	189,050
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)	135,000	137,531
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging Ltd Co-Issuer, LL 144A sr. notes 6.00%, 9/15/28 (Canada)	190,000	197,600
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	281,000	324,905
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	47,000	48,855
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	83,000	82,532
Kraton Polymers, LLC 144A company guaranty sr. unsec. notes 4.25%, 12/15/25	245,000	249,900
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29	225,000	226,406
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24	75,000	77,625
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24	65,000	65,650
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)	230,000	236,323
Mercer International, Inc. 144A sr. unsec. notes 5.125%, 2/1/29 (Canada)	135,000	138,915
NOVA Chemicals Corp. 144A sr. unsec. sub. notes 4.25%, 5/15/29 (Canada)	110,000	111,100
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26	435,000	452,511
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	485,000	509,250
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	70,000	93,228
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)	330,000	376,776
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	201,000	231,177
Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23	145,000	156,681
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28	90,000	89,989
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29	175,000	175,438
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	255,000	281,241
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	7,000	7,136
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)	265,000	279,906
Taseko Mines, Ltd. 144A company guaranty sr. notes 7.00%, 2/15/26 (Canada)	215,000	224,138
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29	280,000	294,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)	260,000	265,850
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29	175,000	176,747
United States Steel Corp. sr. unsec. notes 6.875%, 3/1/29	235,000	251,450
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27	265,000	278,581
Victors Merger Corp. 144A sr. unsec. notes 6.375%, 5/15/29	140,000	141,050
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24	215,000	237,655
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 4.875%, 6/15/27	165,000	174,950
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	305,000	431,493
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	139,000	198,327
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	161,000	232,329

		15,761,802
Capital goods (0.5%)
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. notes 4.875%, 8/15/26	200,000	205,846
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31	120,000	117,944
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27	355,000	368,763
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27	170,000	179,138
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30	165,000	169,125
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)	400,000	420,000
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29	200,000	198,315
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)	240,000	247,800
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23	65,000	65,065
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	280,000	277,575
Berry Global, Inc. 144A company guaranty sr. unsub. notes 1.57%, 1/15/26	472,000	472,142
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60	434,000	599,293
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)	305,000	316,438
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 3/15/25 (Canada)	75,000	77,126
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)	25,000	26,125
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)	135,000	141,345
CANPACK SA/Eastern PA Land Investment Holding, LLC 144A company guaranty sr. unsec. notes 3.125%, 11/1/25 (Poland)	200,000	203,500
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25	144,000	153,357
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26	165,000	202,125
Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22	235,000	238,875
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22	100,000	102,117
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)	165,000	163,763
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)	60,000	61,950
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)	50,000	49,393
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)	225,000	238,032
Granite US Holdings Corp. 144A company guaranty sr. unsec. notes 11.00%, 10/1/27	220,000	245,300
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29	125,000	128,763
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47	155,000	185,345
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)	295,000	320,075
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	250,000	337,927
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	310,000	388,966
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31	55,000	53,333
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	225,000	252,353
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	248,000	287,892
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28	120,000	121,200
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29	240,000	244,200
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	535,000	584,352
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	226,000	259,726
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	145,000	150,169
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26	90,000	95,878
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	250,000	272,550
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27	340,000	346,052
Raytheon Technologies Corp. sr. unsec. bonds 4.875%, 10/15/40 (acquired 6/8/20, cost $79,761)(RES)	65,000	82,217
Raytheon Technologies Corp. sr. unsec. notes 2.50%, 12/15/22	560,000	574,269
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	445,000	511,999
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25	260,000	265,200
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29	235,000	238,525
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	535,000	554,118
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26	335,000	359,288
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	115,000	119,888
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)	30,000	31,088
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26	185,000	191,654
TransDigm, Inc. company guaranty sr. unsec. sub.notes 5.50%, 11/15/27	305,000	317,963
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	860,000	907,300
TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 4.875%, 5/1/29	240,000	242,280
TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 4.625%, 1/15/29	160,000	160,056
Vertical Holdco GmbH 144A company guaranty sr. unsec. notes 7.625%, 7/15/28 (Germany)	200,000	217,038
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	265,000	291,686
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26	445,000	459,351
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	235,000	261,755
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25	120,000	129,684

		15,484,592
Communication services (1.0%)
Altice France Holding SA 144A company guaranty sr. sub. notes 10.50%, 5/15/27 (Luxembourg)	255,000	283,369
Altice France Holding SA 144A company guaranty sr. unsec. notes 6.00%, 2/15/28 (Luxembourg)	370,000	368,446
Altice France SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)	200,000	207,986
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)	200,000	207,500
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)	200,000	200,980
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	1,204,000	1,241,691
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	154,000	162,039
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	505,000	534,233
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	547,000	664,346
AT&T, Inc. 144A sr. unsec. bonds 3.55%, 9/15/55	1,597,000	1,602,354
AT&T, Inc. 144A sr. unsec. unsub. bonds 2.55%, 12/1/33	1,250,000	1,238,302
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32	160,000	165,800
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26	330,000	341,187
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	690,000	754,239
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	175,000	185,063
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30	110,000	114,534
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26	51,000	52,712
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 3.75%, 2/15/28	190,000	209,543
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	635,000	874,510
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	220,000	252,681
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	205,000	202,759
Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52	179,000	213,058
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	130,000	153,088
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47	569,000	663,649
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	262,000	274,808
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	35,000	50,907
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25	420,000	455,634
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	33,000	35,903
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	224,000	241,715
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	84,000	85,785
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50	355,000	336,284
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	200,000	219,554
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	250,000	277,770
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	319,000	351,727
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)	340,000	373,742
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	513,000	555,940
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21	138,000	140,760
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30	200,000	207,750
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28	420,000	460,950
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	195,000	292,195
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26	275,000	311,438
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24	165,000	177,169
DISH DBS Corp. 144A company guaranty sr. unsec. notes 5.125%, 6/1/29	235,000	232,046
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	220,000	235,973
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)	820,000	877,144
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27	115,000	123,194
Frontier Communications Corp. 144A notes 6.75%, 5/1/29	340,000	361,512
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Luxembourg)	12,000	12,393
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Luxembourg) (In default)(NON)	505,000	292,900
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27	500,000	518,960
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28	240,000	243,542
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 3.625%, 1/15/29	120,000	115,800
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)	52,000	55,380
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	166,000	254,704
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	775,000	993,938
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26	250,000	305,000
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23	863,000	980,434
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21	379,000	384,602
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	13,438	13,512
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31	600,000	591,882
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	118,000	131,903
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	912,000	1,007,760
T-Mobile USA, Inc. company guaranty sr. notes 2.55%, 2/15/31	263,000	265,945
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	160,000	158,800
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	15,000	15,970
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22	75,000	76,341
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29	115,000	113,563
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28	255,000	273,169
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26	30,000	30,574
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	205,000	274,233
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	815,000	975,907
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	744,000	796,868
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	371,000	379,208
Verizon Communications, Inc. sr. unsec. unsub. bonds 5.25%, 3/16/37	310,000	406,651
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	335,000	397,786
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	1,344,000	1,563,798
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)	367,000	381,680
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	329,000	343,805
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 3.625%, 6/15/29 (Canada)	165,000	168,252
Ziggo BV 144A company guaranty sr. notes 5.50%, 1/15/27 (Netherlands)	150,000	155,850

		30,255,079
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 3.33%), 3.449%, perpetual maturity	208,000	203,840

		203,840
Consumer cyclicals (1.2%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	240,000	263,400
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	148,000	153,564
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	710,000	784,470
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22	566,000	581,703
Amazon.com, Inc. sr. unsec. unsub. notes 1.50%, 6/3/30	55,000	53,763
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 10.50%, 4/15/25	90,000	97,650
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	115,000	117,842
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	110,000	108,900
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27	360,000	369,000
Beasley Mezzanine Holdings LLC 144A company guaranty sr. notes 8.625%, 2/1/26	360,000	363,262
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	321,000	366,757
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	100,000	100,363
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27	115,000	119,025
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	235,000	243,813
Boyd Gaming Corp. 144A sr. unsec. notes 8.625%, 6/1/25	105,000	115,749
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)	105,000	110,906
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A sr. unsec. notes 5.00%, 6/15/29 (Canada)	240,000	241,800
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29	110,000	109,833
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24	280,000	286,650
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25	45,000	49,275
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26	230,000	240,684
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28	255,000	261,375
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27	160,000	164,035
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	175,000	183,316
Clear Channel Outdoor Holdings, Inc. 144A sr. unsec. notes 7.50%, 6/1/29	180,000	186,361
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25	360,000	354,280
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25	370,000	373,700
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26	295,000	191,013
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27	200,000	98,227
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	250,000	260,881
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26	750,000	803,461
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29	230,000	238,651
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27	195,000	202,800
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25	310,000	382,190
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.113%, 5/3/29	225,000	251,883
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27	240,000	257,136
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30	325,000	340,438
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28	215,000	234,350
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)	170,000	168,725
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	245,000	249,900
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	60,000	60,900
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49	132,000	179,689
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45	60,000	74,158
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	665,000	734,172
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	137,000	151,404
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	55,000	59,919
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	233,000	242,755
Global Payments, Inc. sr. unsec. unsub. notes 4.00%, 6/1/23	505,000	536,358
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)	298,000	330,035
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25	95,000	100,581
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	155,000	164,300
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	195,000	203,288
Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22	410,000	418,401
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	337,000	376,365
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26	200,207	212,970
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27	453,499	485,811
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	110,000	129,663
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	1,143,000	1,278,732
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	60,000	66,675
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	850,000	998,342
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)	105,000	109,888
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)	355,000	366,981
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	115,000	119,510
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25	95,000	101,175
L Brands, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity	120,000	150,300
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity	250,000	294,375
L Brands, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25	45,000	58,163
L Brands, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	110,000	127,325
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29	175,000	176,348
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	379,000	438,074
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	280,000	278,376
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.50%, 4/15/29	335,000	352,169
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24	95,000	96,520
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	145,000	151,000
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27	120,000	133,176
MajorDrive Holdings IV LLC 144A sr. unsec. notes 6.375%, 6/1/29	620,000	618,450
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	90,000	95,371
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)	320,000	334,400
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)	245,000	250,268
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29	175,000	182,000
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26	45,000	46,688
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26	398,000	413,920
Meredith Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/1/25	115,000	124,056
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60	190,000	168,366
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25	265,000	273,779
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29	235,000	245,281
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	180,000	181,800
Nexstar Broadcasting, Inc. 144A sr. unsec. notes 4.75%, 11/1/28	115,000	118,163
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27	115,000	121,900
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)	175,000	180,031
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28	165,000	174,255
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 4.50%, 7/15/29	130,000	130,364
Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. bonds 4.75%, 7/15/31	130,000	130,325
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	390,000	430,932
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	265,000	275,269
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28	375,000	395,033
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27	120,000	116,400
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28	225,000	239,344
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32	311,000	447,840
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26	124,000	144,770
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26	70,000	70,979
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29	205,000	214,305
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	20,000	20,961
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	87,000	82,347
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25	285,000	338,817
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	365,000	411,720
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28	110,000	120,142
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29	335,000	347,638
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29	130,000	128,964
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31	145,000	144,542
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26	245,000	255,719
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30	230,000	234,506
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30	120,000	117,900
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28	375,000	386,250
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29	100,000	108,970
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	830,000	869,425
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27	155,000	160,425
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25	235,000	253,260
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26	185,000	186,850
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	115,000	121,900
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 3/15/31	220,000	216,179
Square, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31	580,000	585,075
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31	90,000	86,149
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	165,000	170,878
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28	20,000	20,934
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28	225,000	228,835
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	215,000	212,313
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30	45,000	48,775
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28	110,000	124,190
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27	340,000	367,625
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26	395,000	422,650
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24	145,000	161,327
TWDC Enterprises 18 Corp. sr. unsec. notes 2.75%, 8/16/21	80,000	80,237
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25	130,000	143,325
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27	235,000	254,634
Univision Communications, Inc. 144A company guaranty sr. notes 4.50%, 5/1/29	120,000	120,900
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28	180,000	194,400
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30	150,000	154,872
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	115,000	132,653
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	121,000	128,471
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	57,000	63,385
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29	70,000	70,000
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	274,000	482,349
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25	310,000	323,175
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28	180,000	192,645
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26	165,000	169,125
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. notes 6.375%, 5/15/25	145,000	154,261
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27	290,000	311,489
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29	290,000	306,313
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25	70,000	75,425

		36,256,243
Consumer staples (0.5%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)	160,000	154,800
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)	160,000	162,200
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)	200,000	202,250
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	65,000	69,323
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	605,000	632,800
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26	205,000	224,988
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	197,000	270,844
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48	491,000	599,434
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	235,000	279,947
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	285,000	288,973
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	130,000	132,438
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	755,000	790,863
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25	85,000	86,422
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29	35,000	35,462
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	7,352	8,491
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	340,000	414,683
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	190,000	283,455
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	226,000	308,106
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23	385,000	394,760
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25	195,000	205,748
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24	405,000	409,139
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25	120,000	129,602
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31	643,000	648,221
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	336,000	394,497
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27	145,000	151,706
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 5.00%, 7/15/35	310,000	380,252
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26	409,000	435,558
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28	165,000	182,531
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	566,000	585,103
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	60,000	62,087
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30	50,000	50,875
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27	238,000	250,198
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	435,000	452,343
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. notes 2.125%, 9/19/22 (Netherlands)	485,000	495,032
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. notes 2.00%, 10/28/21 (Netherlands)	200,000	200,844
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24	985,000	980,212
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29	115,000	146,884
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	210,000	244,125
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	385,000	472,561
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	150,000	170,583
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	440,000	534,423
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30	70,000	83,251
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25	135,000	149,344
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26	215,000	239,751
Rite Aid Corp. 144A company guaranty sr. notes 8.00%, 11/15/26	193,000	195,895
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25	135,000	136,688
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25	210,000	225,960
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29	245,000	249,288
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31	115,000	114,425
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30	115,000	124,489

		14,441,854
Energy (0.7%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26	130,000	145,289
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26	145,000	164,938
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29	130,000	144,300
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30	120,000	122,476
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	125,000	130,938
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27	70,000	75,809
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28	145,000	154,353
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)	90,000	90,675
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	270,000	292,808
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	24,000	27,358
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)	400,000	438,052
Callon Petroleum Co. company guaranty sr. unsec. notes 6.125%, 10/1/24	290,000	285,879
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25	110,000	119,900
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28	140,000	141,575
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	195,000	264,225
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27	170,000	173,844
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26	255,000	249,900
ChampionX corp. company guaranty sr. unsec. notes 6.375%, 5/1/26	212,000	222,049
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	292,000	339,534
Cheniere Energy Partners LP 144A company guaranty sr. unsec. bonds 4.00%, 3/1/31	180,000	188,100
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25	55,000	57,063
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30	240,000	244,800
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29	205,000	218,372
ConocoPhillips 144A company guaranty sr. unsec. notes 3.75%, 10/1/27	145,000	162,929
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44	175,000	197,750
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28	205,000	226,781
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23	310,000	322,580
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31	250,000	299,375
CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.00%, 5/1/29	205,000	215,301
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27	115,000	130,525
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	305,000	366,763
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32	170,000	241,488
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	120,000	167,700
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41	95,000	117,465
Devon Energy Corp. 144A sr. unsec. notes 5.25%, 10/15/27	130,000	140,125
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	170,000	182,223
DT Midstream, Inc. 144A sr. unsec. bonds 4.375%, 6/15/31	95,000	97,070
DT Midstream, Inc. 144A sr. unsec. notes 4.125%, 6/15/29	75,000	76,150
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	295,000	300,900
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	390,000	415,838
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25	235,000	251,450
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28	305,000	322,199
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23	415,000	428,368
EQT Corp. sr. unsec. notes 8.50%, 2/1/30	130,000	169,378
EQT Corp. sr. unsec. notes 5.00%, 1/15/29	25,000	27,874
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	110,000	146,370
Global Partners LP/GLP Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29	35,000	37,538
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	210,000	220,238
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	440,000	458,920
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. bonds 6.00%, 2/1/31	55,000	58,300
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5.75%, 2/1/29	55,000	57,338
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	295,000	301,638
Indigo Natural Resources, LLC 144A sr. unsec. notes 5.375%, 2/1/29	450,000	470,250
ITT Holdings, LLC 144A sr. unsec. notes 6.50%, 8/1/29	260,000	264,875
MEG Energy Corp. 144A company guaranty sr. unsec. notes 5.875%, 2/1/29 (Canada)	30,000	31,425
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	208,000	215,020
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25	135,000	124,200
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25	73,000	76,650
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26	100,000	98,000
Northriver Midstream Finance LP 144A sr. notes 5.625%, 2/15/26 (Canada)	175,000	181,125
Oasis Petroleum, Inc. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26	120,000	125,128
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30	155,000	186,000
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31	60,000	70,592
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	295,000	333,562
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	390,000	466,284
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34	75,000	99,009
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31	205,000	272,180
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37	70,000	93,400
Ovintiv, Inc. company guaranty sr. unsec. unsub. notes 8.125%, 9/15/30	70,000	95,395
PBF Holding Co., LLC/PBF Finance Corp. 144A company guaranty sr. notes 9.25%, 5/15/25	195,000	196,441
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)	400,000	425,014
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	159,000	179,471
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)	314,000	351,680
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)	515,000	21,244
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 7.69%, 1/23/50 (Mexico)	153,000	147,263
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.84%, 1/23/30 (Mexico)	1,040,000	1,071,720
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	330,000	340,725
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	55,000	56,650
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25	165,000	173,456
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23	72,000	77,130
Renewable Energy Group, Inc. 144A company guaranty sr. notes 5.875%, 6/1/28	80,000	83,900
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	184,000	207,797
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24	155,000	173,939
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	98,000	113,165
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	565,000	610,197
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	90,000	92,475
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	190,000	193,325
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	190,000	195,225
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25	100,000	112,834
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	190,000	206,532
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 10/1/25	60,000	65,700
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30	205,000	213,122
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	265,000	269,638
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29	70,000	78,864
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27	115,000	124,628
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.50%, 3/1/30	70,000	76,976
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	130,000	137,150
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	535,000	567,956
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)	108,750	109,566
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	175,000	175,875
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27	145,000	154,961
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26	225,000	235,688
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	115,000	122,852
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	70,000	72,920

		21,071,985
Financials (1.9%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	210,000	221,273
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	618,000	696,244
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	559,000	582,589
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27	290,000	304,778
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	337,000	484,285
American Express Co. sr. unsec. notes 2.65%, 12/2/22	486,000	501,987
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 2.875%, 1/25/22 (United Kingdom)	775,000	786,493
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	337,000	361,008
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29	285,000	292,929
Australia & New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	200,000	193,861
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	235,126
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	227,957
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	200,000	228,728
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	465,000	520,800
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	35,000	39,638
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	190,000	193,989
Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27	1,055,000	1,144,400
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	1,030,000	1,412,230
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)	555,000	563,980
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	375,000	374,325
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	90,000	112,151
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	120,000	113,969
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	410,000	400,535
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	327,000	360,288
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)	190,000	203,266
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	297,000	313,228
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	57,000	61,631
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	644,000	724,500
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22	87,000	90,915
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	421,000	432,578
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	1,422,000	1,566,484
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	323,000	359,482
Citigroup, Inc. sr. unsec. unsub. notes 4.50%, 1/14/22	437,000	446,954
Citigroup, Inc. sr. unsec. unsub. notes 2.90%, 12/8/21	345,000	348,272
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	240,000	305,453
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	284,000	324,469
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26	160,000	182,112
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	210,000	249,581
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	205,000	232,478
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	580,000	633,400
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	200,000	199,950
Credit Suisse AG/New York, NY sr. unsec. notes 2.80%, 4/8/22	630,000	642,191
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	490,000	536,550
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	285,000	313,835
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	585,000	598,206
Danske Bank A/S 144A sr. unsec. notes 2.70%, 3/2/22 (Denmark)	730,000	741,572
Deutsche Bank AG sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)	835,000	842,921
Deutsche Bank AG unsec. sub. FRB 3.729%, 1/14/32 (Germany)	485,000	493,551
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	330,000	382,130
Digital Realty Trust LP company guaranty sr. unsec. notes 4.75%, 10/1/25(R)	575,000	653,622
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)	470,000	520,471
DNB Bank ASA 144A sr. unsec. notes 2.15%, 12/2/22 (Norway)	1,140,000	1,169,749
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31	100,000	143,000
Empire Communities Corp. 144A sr. unsec. notes 7.00%, 12/15/25 (Canada)	90,000	94,725
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)	200,000	203,750
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	594,000	683,294
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	364,000	399,253
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	126,000	130,725
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	230,000	250,499
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25	195,000	203,531
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24	195,000	201,581
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27	120,000	120,750
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25	195,000	219,502
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)	70,000	72,202
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)	135,000	137,700
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	751,000	856,512
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 5.75%, 1/24/22	303,000	312,371
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	1,285,000	1,415,958
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	114,000	117,948
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	122,000	177,636
Home Point Capital, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/26	115,000	107,238
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	290,000	300,756
Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23	345,000	364,843
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24	155,000	158,322
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26	210,000	222,810
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27	135,000	139,387
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 5.25%, 5/15/27	50,000	51,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 4.375%, 2/1/29	115,000	114,425
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	474,000	454,268
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	238,000	225,235
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22	146,000	154,394
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	520,000	534,764
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)	190,000	199,025
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)	315,000	331,538
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)	240,000	246,900
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	123,000	134,531
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	739,000	765,826
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.156%, 5/15/47	116,000	99,644
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	44,000	44,062
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	1,485,000	1,742,564
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27	1,350,000	1,483,440
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	133,000	139,717
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23	1,146,000	1,206,342
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	160,000	208,264
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)	120,000	120,000
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)	65,000	66,138
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)	220,000	219,725
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	215,000	243,394
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49	175,000	238,854
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	212,000	248,497
Metropolitan Life Global Funding I 144A notes 2.40%, 6/17/22	450,000	459,298
Metropolitan Life Global Funding I 144A notes 1.95%, 1/13/23	400,000	409,591
Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23	155,000	161,155
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 3.535%, 7/26/21 (Japan)	268,000	268,554
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	255,000	285,071
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29	1,365,000	1,531,977
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47	470,000	588,765
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 5.50%, 7/28/21	312,000	313,196
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.125%, 1/23/23	1,515,000	1,579,560
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.875%, 4/12/23 (Australia)	250,000	261,001
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27	110,000	113,991
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28	190,000	191,545
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/15/30	70,000	69,650
NatWest Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)	215,000	251,164
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	155,000	179,746
New York Life Global Funding 144A notes 1.10%, 5/5/23	1,320,000	1,337,229
OneMain Finance Corp. company guaranty sr. unsec. notes 4.00%, 9/15/30	120,000	118,950
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25	225,000	236,813
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 2/15/29	60,000	57,805
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26	360,000	372,096
PNC Bank NA sr. unsec. FRN 2.028%, 12/9/22	440,000	443,183
PNC Financial Services Group, Inc. (The) sr. unsec. notes 3.30%, 3/8/22	137,000	139,513
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	113,000	115,418
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	47,000	48,987
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25	295,000	298,688
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	78,000	84,240
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	230,000	247,538
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	285,000	326,524
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)	280,000	313,667
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)	80,000	90,576
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)	431,000	457,650
OneMain Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25	60,000	66,521
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	110,000	128,118
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	120,000	137,563
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25	170,000	191,862
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	240,000	261,058
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)	265,000	275,600
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 0.80%, 9/12/23 (Japan)	800,000	804,844
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42	255,000	312,361
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.90%, 12/1/22 (Canada)	1,052,000	1,075,568
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	435,000	481,992
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29	250,000	261,773
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24	247,000	259,350
U.S. Bancorp sr. unsec. unsub. notes Ser. V, 2.625%, 1/24/22	575,000	581,709
U.S. Bancorp unsec. sub. notes unsec. sub. notes Ser. MTN, 2.95%, 7/15/22	230,000	235,974
UBS AG/London 144A sr. unsec. notes 1.75%, 4/21/22 (United Kingdom)	480,000	485,375
UBS Group AG 144A sr. unsec. notes 3.491%, 5/23/23 (Switzerland)	1,245,000	1,278,610
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)	308,000	344,740
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	206,000	235,033
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25	245,000	248,070
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	267,000	299,374
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	162,000	167,719
Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)	245,000	245,583
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	346,000	339,949

		60,302,466
Health care (0.7%)
AbbVie, Inc. sr. unsec. notes 3.20%, 11/21/29	1,575,000	1,710,520
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25 (acquired 5/12/20, cost $289,870)(RES)	270,000	295,338
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25	265,000	250,425
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	230,000	296,634
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	347,000	368,426
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27	265,000	288,188
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29	215,000	219,711
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28	105,000	108,150
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29	165,000	163,193
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25	330,000	338,250
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/15/29	90,000	83,925
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28	195,000	199,583
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	158,000	165,485
Becton Dickinson and Co. sr. unsec. sub. bonds 1.957%, 2/11/31	500,000	487,847
Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22	465,000	483,105
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 2/20/23	1,025,000	1,070,775
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 8/15/22	534,000	552,260
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24	501,000	534,461
Bristol-Myers Squibb Co. sr. unsec. notes 2.25%, 8/15/21	202,000	202,492
Bristol-Myers Squibb Co. sr. unsec. notes 1.45%, 11/13/30	235,000	226,909
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29	185,000	207,327
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	110,000	113,001
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	505,000	554,238
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26	170,000	177,650
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26	150,000	156,750
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	115,000	119,313
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	105,000	106,181
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	115,000	123,913
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29	25,000	26,688
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	90,000	95,850
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28	165,000	163,218
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29	235,000	245,920
CHS/Community Health Systems, Inc. 144A sr. notes 6.625%, 2/15/25	225,000	237,935
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	243,000	258,775
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	1,097,000	1,349,580
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	44,000	46,338
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	134,709	152,655
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	155,000	170,874
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28	255,000	298,419
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty notes 9.50%, 7/31/27 (Ireland)	106,000	108,120
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 6/30/28 (Ireland)	163,000	109,920
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 144A company guaranty sr. notes 6.125%, 4/1/29 (Luxembourg)	95,000	93,100
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25	115,000	118,306
HCA, Inc. company guaranty sr. bonds 3.50%, 7/15/51	427,000	426,805
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	182,000	204,946
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	108,000	140,662
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	240,000	276,180
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	110,000	117,191
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)	200,000	207,360
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)	253,000	255,530
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	19,000	20,184
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	395,000	454,908
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25	122,000	129,991
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	650,000	793,274
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28	245,000	249,851
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 7.375%, 6/1/25	51,000	54,761
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29	265,000	272,288
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	305,000	335,086
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)	550,000	671,313
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	320,000	347,200
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	142,000	150,165
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	150,000	146,970
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	120,000	122,481
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	145,000	147,132
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27	60,000	62,625
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25	60,000	64,808
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27	465,000	487,669
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26	460,000	477,112
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29	290,000	293,625
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)	300,000	328,500
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)	260,000	275,600
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42	245,000	289,726
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	740,000	850,371
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.875%, 3/15/22	110,000	111,310
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23	245,000	253,096
Viatris, Inc. 144A company guaranty sr. unsec. notes 2.30%, 6/22/27	325,000	331,742
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	335,000	380,882
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	245,000	243,868

		23,054,960
Technology (0.7%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28	255,000	263,808
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	295,000	260,160
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	305,000	319,074
Analog Devices, Inc. sr. unsec. unsub. notes 3.90%, 12/15/25	255,000	283,714
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47	655,000	825,596
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61	240,000	233,752
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	275,000	291,853
Apple, Inc. sr. unsec. notes 0.75%, 5/11/23	959,000	967,377
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	262,000	334,034
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	314,000	372,432
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	90,000	88,988
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28	35,000	36,050
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26	260,000	273,650
Black Knight InfoServ, LLC 144A company guaranty sr. unsec. notes 3.625%, 9/1/28	185,000	184,068
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25	65,000	69,550
Boxer Parent Co., Inc. 144A notes 9.125%, 3/1/26	185,000	195,271
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	705,000	773,426
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	710,000	796,205
Broadcom, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 2/15/51	195,000	203,563
BY Crown Parent LLC/BY Bond Finance, Inc. 144A company guaranty sr. notes 4.25%, 1/31/26	90,000	94,275
Cisco Systems, Inc./California sr. unsec. unsub. bonds 5.90%, 2/15/39	180,000	262,076
Cisco Systems, Inc./California sr. unsec. unsub. notes 2.50%, 9/20/26	300,000	321,885
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 6/30/29	175,000	179,594
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	105,000	110,849
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27	170,000	181,696
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	215,000	215,204
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46	114,000	186,459
Dell International, LLC/EMC Corp. company guaranty sr. notes 6.02%, 6/15/26	330,000	396,174
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	75,000	76,928
Diebold Nixdorf, Inc. company guaranty sr. unsec. sub. notes 8.50%, 4/15/24	245,000	250,819
Diebold Nixdorf, Inc. 144A company guaranty sr. notes 9.375%, 7/15/25	110,000	121,963
Fidelity National Information Services, Inc. sr. unsec. bonds 2.25%, 3/1/31	115,000	114,794
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	180,000	198,062
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	510,000	586,263
Google, LLC sr. unsec. notes 3.375%, 2/25/24	335,000	360,132
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22	390,000	396,630
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	245,000	252,044
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	165,000	175,956
Microchip Technology, Inc. company guaranty sr. unsec. notes 4.25%, 9/1/25	240,000	251,968
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	799,000	848,017
Microsoft Corp. sr. unsec. unsub. bonds 2.525%, 6/1/50	60,000	58,949
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	930,000	991,261
Microsoft Corp. sr. unsec. unsub. notes 2.40%, 2/6/22	166,000	167,961
Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21	1,336,000	1,336,314
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	305,000	323,409
Oracle Corp. sr. unsec. notes 2.50%, 5/15/22	621,000	630,607
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	735,000	801,788
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22	1,081,000	1,109,813
Oracle Corp. sr. unsec. unsub. notes 1.90%, 9/15/21	454,000	454,894
Plantronics, Inc. 144A company guaranty sr. unsec. notes 4.75%, 3/1/29	305,000	302,783
Qorvo, Inc. 144A company guaranty sr. unsec. bonds 3.375%, 4/1/31	185,000	192,811
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	310,000	306,900
Salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	320,000	324,230
Salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	320,000	323,119
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	860,000	979,683
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	430,000	425,197
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	315,000	295,539
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27	50,000	52,938
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25	95,000	99,988
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25	670,000	681,310
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	175,000	175,000
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	120,000	123,150
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29	230,000	234,600
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	125,000	138,906
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	370,000	367,688

		23,253,197
Transportation (0.1%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	235,000	254,094
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	235,000	248,806
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	240,000	281,800
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28	350,000	389,115
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	113,000	122,395
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24	210,000	225,203
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	90,000	93,150
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26	90,000	93,166
Watco Cos LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	615,000	658,050

		2,365,779
Utilities and power (0.4%)
AES Corp. (The) 144A sr. unsec. bonds 2.45%, 1/15/31	533,000	527,357
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	510,000	586,943
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43	105,000	104,213
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	60,000	61,050
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28	90,000	92,278
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	98,000	100,818
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	660,000	673,200
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	45,000	44,775
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29	25,000	24,579
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	130,000	150,706
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	350,000	395,169
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	445,000	480,246
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	80,000	117,392
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	385,000	428,742
Duke Energy Progress, LLC sr. notes 3.375%, 9/1/23	186,000	198,053
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	355,000	418,853
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	210,000	236,704
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	1,345,000	1,316,419
Energy Transfer Operating LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	625,000	678,930
Energy Transfer Operating LP company guaranty sr. unsec. notes 5.875%, 1/15/24	279,000	309,161
Energy Transfer Operating LP company guaranty sr. unsec. notes 2.90%, 5/15/25	123,000	129,455
Energy Transfer Operating LP sr. unsec. unsub. bonds 6.125%, 12/15/45	125,000	159,327
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	151,000	159,519
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	755,000	868,560
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	218,000	244,827
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	108,000	116,196
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	116,000	143,773
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	155,000	161,268
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	157,000	225,228
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26	185,000	191,938
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27	55,000	56,937
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	160,000	176,605
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	500,000	532,416
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29	100,000	106,375
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)	205,000	209,099
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42	45,000	62,035
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	405,000	467,804
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	215,000	219,849
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	50,000	48,559
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27	150,000	155,207
Pacific Gas and Electric Co. sr. notes 1.367%, 3/10/23	1,060,000	1,060,049
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22	170,000	174,379
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23	15,000	15,730
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	75,000	102,679
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/21(F)	90,000	3
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	317,000	344,553
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	310,000	327,319
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27	135,000	140,063
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26	295,000	304,219
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	150,000	153,995

		14,003,554

Total corporate bonds and notes (cost $241,161,666)		$256,455,351

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (6.1%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.0%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$626,933	$696,526
5.00%, 5/20/49	27,928	30,916
4.70%, with due dates from 5/20/67 to 8/20/67	178,765	202,837
4.642%, 6/20/67	71,686	80,436
4.50%, with due dates from 5/20/49 to 5/20/49	72,995	80,048
4.492%, 3/20/67	96,151	108,561
3.00%, TBA, 7/1/51	10,000,000	10,432,235
3.00%, with due dates from 7/20/50 to 10/20/50	19,455,966	20,294,424

		31,925,983
U.S. Government Agency Mortgage Obligations (5.1%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, 9/1/45	223,252	244,147
3.00%, with due dates from 2/1/47 to 1/1/48	7,061,406	7,405,048
2.50%, 5/1/51	996,679	1,036,838
Federal National Mortgage Association Pass-Through Certificates
4.50%, with due dates from 2/1/39 to 4/1/39	29,748	33,051
4.00%, 1/1/57	679,705	754,631
4.00%, with due dates from 6/1/48 to 5/1/49	7,996,840	8,507,069
3.50%, 6/1/56	1,761,434	1,924,168
3.00%, with due dates from 4/1/46 to 11/1/48	9,608,095	10,141,725
2.50%, 5/1/51(FWC)	2,000,000	2,079,336
2.50%, with due dates from 7/1/50 to 7/1/51	18,549,962	19,211,339
Uniform Mortgage-Backed Securities
6.00%, TBA, 7/1/51	5,000,000	5,613,187
4.00%, TBA, 7/1/51	1,000,000	1,064,766
3.50%, TBA, 7/1/51	20,000,000	21,049,990
3.00%, TBA, 7/1/51	7,000,000	7,297,501
2.50%, TBA, 7/1/51	33,000,000	34,131,794
2.50%, TBA, 7/1/36	18,000,000	18,770,632
2.00%, TBA, 7/1/51	21,000,000	21,218,513

		160,483,735

Total U.S. government and agency mortgage obligations (cost $191,391,499)		$192,409,718

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Bonds 4.375%, 2/15/38(i)	$80,000	$111,325
U.S. Treasury Notes
0.375%, 12/31/25(i)	425,000	416,946
0.25%, 5/31/25(i)	269,000	264,578

Total U.S. treasury obligations (cost $792,849)		$792,849

MORTGAGE-BACKED SECURITIES (2.0%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.2%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.529%, 11/15/35	$34,838	$62,011
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 19.641%, 3/15/35	28,137	39,392
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.759%, 6/15/34	17,133	20,903
REMICs IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 6.877%, 3/15/41	500,850	104,813
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.977%, 4/15/44	5,348,931	950,922
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	3,312,285	682,915
REMICs Ser. 5117, Class CI, IO, 5.00%, 6/25/51	8,218,594	1,551,260
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	5,251,670	821,399
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	4,944,300	801,025
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 39.351%, 7/25/36	8,784	16,865
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 24.231%, 3/25/36	16,585	27,377
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.865%, 6/25/37	24,691	43,455
REMICs FRB Ser. 01-50, Class B1, IO, 0.379%, 10/25/41(WAC)	274,640	1,236
Trust FRB Ser. 02-W8, Class 1, IO, 0.299%, 6/25/42(WAC)	238,452	2,098
REMICs Ser. 01-79, Class BI, IO, 0.269%, 3/25/45(WAC)	125,684	628
REMICs Ser. 03-34, Class P1, PO, zero %, 4/25/43	7,857	6,521
Government National Mortgage Association
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.957%, 6/20/43	707,603	145,495
Ser. 17-162, Class QI, IO, 5.00%, 10/20/47	827,169	156,817
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	253,937	47,375
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	25,180	2,566
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	50,586	7,780
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	1,741,278	131,362
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	235,814	3,674
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	366,794	10,564
Ser. 20-138, Class AI, IO, 3.00%, 9/20/50	2,918,038	418,599
Ser. 15-H25, Class BI, IO, 1.964%, 10/20/65(WAC)	3,631,276	271,619
Ser. 15-H26, Class EI, IO, 1.72%, 10/20/65(WAC)	1,956,803	125,822
Ser. 15-H24, Class BI, IO, 1.59%, 8/20/65(WAC)	3,732,587	124,284

		6,578,777
Commercial mortgage-backed securities (1.0%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.621%, 1/15/49(WAC)	22,112	—
BANK FRB Ser. 19-BN20, Class XA, IO, 0.96%, 9/15/62(WAC)	4,159,856	244,136
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class B, 4.096%, 5/15/52	276,000	295,991
Ser. 19-C5, Class AS, 3.366%, 11/15/52(WAC)	510,000	556,030
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW14, Class X1, IO, 0.762%, 12/11/38(WAC)	79,855	823
Benchmark Mortgage Trust
Ser. 18-B8, Class AS, 4.532%, 1/15/52(WAC)	221,000	256,044
Ser. 19-B11, Class AS, 3.784%, 5/15/52	243,000	272,463
Ser. 19-B13, Class AM, 3.183%, 8/15/57	247,000	265,688
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 1.123%, 5/15/38 (Cayman Islands)	534,000	534,000
CD Commercial Mortgage Trust FRB Ser. 17-CD6, Class AM, 3.709%, 11/13/50(WAC)	231,000	253,580
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	193,000	209,975
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.971%, 12/15/47(WAC)	154,000	157,465
FRB Ser. 11-C2, Class E, 5.971%, 12/15/47(WAC)	562,000	553,018
Citigroup Commercial Mortgage Trust
Ser. 18-C6, Class AS, 4.642%, 11/10/51(WAC)	178,000	208,867
Ser. 14-GC19, Class AS, 4.345%, 3/10/47	274,000	294,780
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	431,000	460,025
FRB Ser. 14-GC21, Class XA, IO, 1.322%, 5/10/47(WAC)	3,351,710	97,187
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.262%, 3/10/47(WAC)	256,000	273,866
FRB Ser. 12-GC8, Class XA, IO, 1.897%, 9/10/45(WAC)	4,020,876	49,288
FRB Ser. 06-C5, Class XC, IO, 0.652%, 10/15/49(WAC)	2,428,432	26
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 5.046%, 11/10/46(WAC)	499,000	531,243
FRB Ser. 14-CR17, Class C, 4.946%, 5/10/47(WAC)	300,000	318,393
FRB Ser. 14-CR18, Class C, 4.915%, 7/15/47(WAC)	354,000	362,317
Ser. 14-LC15, Class B, 4.599%, 4/10/47(WAC)	229,000	243,228
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)	408,000	438,550
Ser. 14-LC15, Class AM, 4.198%, 4/10/47	276,000	297,240
Ser. 14-CR19, Class AM, 4.08%, 8/10/47	524,000	566,045
FRB Ser. 14-CR17, Class XA, IO, 1.124%, 5/10/47(WAC)	5,971,740	138,359
FRB Ser. 13-CR11, Class XA, IO, 1.08%, 8/10/50(WAC)	7,177,621	123,125
FRB Ser. 14-UBS6, Class XA, IO, 1.033%, 12/10/47(WAC)	5,837,239	135,278
COMM Mortgage Trust 144A FRB Ser. 10-C1, Class D, 5.937%, 7/10/46(WAC)	658,000	664,470
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C1, Class AX, IO, 0.753%, 2/15/40(WAC)	1,324,277	4,503
FRB Ser. 07-C2, Class AX, IO, 0.048%, 1/15/49(WAC)	1,131,994	—
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.267%, 5/15/38(WAC)	6,729	54
CSAIL Commercial Mortgage Trust
Ser. 19-C15, Class B, 4.476%, 3/15/52	234,000	264,259
FRB Ser. 20-C19, Class XA, IO, 1.239%, 3/15/53(WAC)	6,435,242	509,652
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.905%, 4/15/50(WAC)	645,000	470,764
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.605%, 8/10/44(WAC)	1,165,000	1,150,449
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K105, Class X1, IO, 1.645%, 3/25/53(WAC)	2,838,588	323,133
Multifamily Structured Pass-Through Certificates FRB Ser. K099, Class X1, IO, 1.005%, 9/25/29(WAC)	5,194,691	334,150
Multifamily Structured Pass-Through Certificates FRB Ser. K740, Class X1, IO, 0.845%, 9/25/27(WAC)	5,170,876	219,822
Multifamily Structured Pass-Through Certificates FRB Ser. K087, Class X1, IO, 0.51%, 12/25/28(WAC)	11,522,682	302,776
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.629%, 2/10/46(WAC)	4,251,724	80,963
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.846%, 6/10/47(WAC)	652,000	681,557
Ser. 15-GC32, Class AS, 4.018%, 7/10/48(WAC)	330,000	361,179
Ser. 17-GS7, Class AS, 3.663%, 8/10/50	353,000	382,864
Ser. 19-GC42, Class AS, 3.212%, 9/1/52	353,000	379,510
FRB Ser. 14-GC22, Class XA, IO, 1.105%, 6/10/47(WAC)	6,735,650	140,041
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.185%, 8/10/43(WAC)	246,000	182,040
FRB Ser. 11-GC3, Class D, 5.585%, 3/10/44(WAC)	232,236	232,037
Ser. 12-GC6, Class AS, 4.948%, 1/10/45	247,000	249,905
FRB Ser. 13-GC14, Class B, 4.90%, 8/10/46(WAC)	247,000	263,107
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.821%, 4/15/47(WAC)	533,000	564,141
FRB Ser. 14-C22, Class C, 4.705%, 9/15/47(WAC)	473,000	444,579
FRB Ser. 13-C12, Class B, 4.235%, 7/15/45(WAC)	258,000	266,287
Ser. 15-C29, Class B, 4.118%, 5/15/48(WAC)	543,000	582,814
FRB Ser. 13-C17, Class XA, IO, 0.893%, 1/15/47(WAC)	3,212,082	48,762
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 13-C16, Class AS, 4.517%, 12/15/46	286,000	307,729
Ser. 14-C20, Class AS, 4.043%, 7/15/47	351,000	376,419
FRB Ser. 13-LC11, Class C, 3.958%, 4/15/46(WAC)	297,000	282,898
FRB Ser. 13-LC11, Class XA, IO, 1.38%, 4/15/46(WAC)	11,423,130	198,224
FRB Ser. 06-CB17, Class X, IO, 1.144%, 12/12/43(WAC)	141,832	2,920
FRB Ser. 07-LDPX, Class X, IO, 0.574%, 1/15/49(WAC)	36,020	—
FRB Ser. 06-LDP8, Class X, IO, 0.297%, 5/15/45(WAC)	411,873	3
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class C2, 5.874%, 11/15/43(WAC)	263,000	260,213
FRB Ser. 12-C6, Class E, 5.313%, 5/15/45(WAC)	687,000	473,113
FRB Ser. 12-C8, Class D, 4.825%, 10/15/45(WAC)	458,000	408,986
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.336%, 2/15/40(WAC)	17,913	1
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.776%, 9/15/39(WAC)	1,884,650	2,011
LSTAR Commercial Mortgage Trust 144A
Ser. 17-5, Class AS, 4.021%, 3/10/50	230,000	250,661
FRB Ser. 15-3, Class B, 3.367%, 4/20/48(WAC)	1,044,000	1,070,977
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 06-C4, Class X, IO, 6.11%, 7/15/45(WAC)	6,099	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.218%, 2/15/47(WAC)	290,000	310,703
FRB Ser. 14-C17, Class C, 4.637%, 8/15/47(WAC)	708,000	706,673
Ser. 14-C15, Class B, 4.565%, 4/15/47(WAC)	207,000	223,166
FRB Ser. 15-C24, Class B, 4.489%, 5/15/48(WAC)	225,000	245,094
Ser. 13-C8, Class B, 3.694%, 12/15/48(WAC)	329,000	338,471
FRB Ser. 14-C17, Class XA, IO, 1.228%, 8/15/47(WAC)	3,508,181	86,200
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class D, 4.754%, 11/15/45(WAC)	450,000	447,417
Morgan Stanley Capital I Trust Ser. 16-UB12, Class AS, 3.778%, 12/15/49(WAC)	200,000	212,028
Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class B, 5.475%, 7/15/49(WAC)	425,000	424,670
FRB Ser. 11-C3, Class D, 5.475%, 7/15/49(WAC)	231,000	229,452
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M7, 1.792%, 10/15/49	355,854	354,182
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 1.177%, 12/15/50(WAC)	4,058,939	200,883
FRB Ser. 18-C8, Class XA, IO, 1.025%, 2/15/51(WAC)	4,557,439	213,356
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class C, 5.754%, 5/10/45(WAC)	466,000	477,939
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.742%, 12/10/45(WAC)	4,632,384	64,044
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 1.183%, 6/16/36	217,000	217,065
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.454%, 11/15/48(WAC)	798,448	5
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.435%, 7/15/46(WAC)	319,000	323,741
FRB Ser. 13-LC12, Class C, 4.435%, 7/15/46(WAC)	408,000	357,831
Ser. 19-C49, Class AS, 4.244%, 3/15/52	582,000	667,128
FRB Ser. 16-LC25, Class AS, 4.094%, 12/15/59(WAC)	401,000	442,396
Ser. 15-NXS3, Class AS, 3.972%, 9/15/57(WAC)	210,000	228,671
FRB Ser. 19-C52, Class XA, IO, 1.76%, 8/15/52(WAC)	3,740,642	377,992
FRB Ser. 14-LC16, Class XA, IO, 1.245%, 8/15/50(WAC)	9,721,107	250,076
FRB Ser. 16-LC25, Class XA, IO, 1.109%, 12/15/59(WAC)	3,902,237	143,965
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.435%, 7/15/46(WAC)	655,000	327,500
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C11, Class C, 4.327%, 3/15/45(WAC)	335,000	344,196
Ser. 13-C12, Class AS, 3.56%, 3/15/48	329,000	342,671
Ser. 13-C11, Class AS, 3.311%, 3/15/45	460,000	474,046
FRB Ser. 14-C24, Class XA, IO, 0.999%, 11/15/47(WAC)	8,699,604	213,453
FRB Ser. 14-C22, Class XA, IO, 0.949%, 9/15/57(WAC)	20,017,202	410,253
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class D, 5.901%, 11/15/44(WAC)	353,000	350,624
FRB Ser. 11-C3, Class D, 5.52%, 3/15/44(WAC)	767,569	383,784
FRB Ser. 13-C15, Class D, 4.646%, 8/15/46(WAC)	437,000	219,514
FRB Ser. 12-C9, Class XA, IO, 2.025%, 11/15/45(WAC)	3,565,854	58,777
FRB Ser. 12-C10, Class XA, IO, 1.662%, 12/15/45(WAC)	3,564,721	53,228
FRB Ser. 12-C9, Class XB, IO, 0.874%, 11/15/45(WAC)	10,038,000	80,304

		31,676,501
Residential mortgage-backed securities (non-agency) (0.8%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.282%, 5/25/47	425,641	228,294
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.132%, 1/25/49(WAC)	122,780	124,890
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	161,091	163,299
Banc of America Funding Trust FRB Ser. 05-B, Class 3M1, (1 Month US LIBOR + 0.68%), 0.768%, 4/20/35	277,337	276,661
Bellemeade Re, Ltd. 144A
FRB Ser. 19-4A, Class M1C, (1 Month US LIBOR + 2.50%), 2.592%, 10/25/29 (Bermuda)	251,000	252,669
FRB Ser. 20-2A, Class M1A, (1 Month US LIBOR + 2.30%), 2.392%, 8/26/30 (Bermuda)	17,924	17,937
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 2.80%, 5/25/35(WAC)	226,038	234,597
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	85,586	86,066
Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 1A1, 1.494%, 8/25/35(WAC)	105,192	89,603
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.056%, 6/25/46	628,652	576,356
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.66%), 0.751%, 11/20/35	397,786	380,774
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%), 0.472%, 8/25/46	850,971	770,148
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.273%, 2/20/47	313,319	244,149
Credit Suisse Mortgage Trust 144A Ser. 21-RPL4, Class A1, 1.796%, 12/27/60(WAC)	226,642	226,982
Deephaven Residential Mortgage Trust 144A Ser. 20-2, Class A1, 1.692%, 5/25/65	120,952	121,557
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 1.792%, 11/25/28 (Bermuda)	227,125	228,366
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 6.442%, 9/25/28	212,663	226,842
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M3, (1 Month US LIBOR + 5.55%), 5.642%, 7/25/28	233,466	244,655
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.242%, 11/25/28	361,991	379,001
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class M3, (1 Month US LIBOR + 4.80%), 4.892%, 5/25/28	199,954	206,938
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.842%, 10/25/24	37,465	37,848
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (1 Month US LIBOR + 4.70%), 4.792%, 4/25/28	464,696	480,566
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 4.742%, 10/25/28	1,918,757	2,004,273
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 3.942%, 3/25/29	250,000	259,288
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 3.842%, 9/25/24	176,098	180,658
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 3.542%, 10/25/29	625,000	652,880
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 3.342%, 7/25/29	235,454	243,862
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M1, (1 Month US LIBOR + 1.20%), 1.292%, 10/25/29	96,484	96,559
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.742%, 1/25/49	123,250	125,016
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.542%, 3/25/49	11,147	11,300
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (1 Month US LIBOR + 2.40%), 2.492%, 2/25/47	181,000	184,325
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.442%, 2/25/49	94,110	95,039
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.392%, 10/25/48	64,400	65,121
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR + 1.90%), 1.992%, 1/25/50	150,614	151,018
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M1, (US 30 Day Average SOFR + 1.30%), 1.318%, 10/25/50	8,892	8,892
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 7.042%, 8/25/28	281,435	299,485
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.842%, 8/25/28	795,611	851,225
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.092%, 9/25/28	806,798	851,152
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 5.992%, 10/25/28	327,087	345,000
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.792%, 4/25/28	660,754	699,994
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.642%, 4/25/28	857,851	905,965
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.092%, 7/25/25	98,046	99,532
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (1 Month US LIBOR + 5.00%), 5.092%, 11/25/24	35,540	36,384
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 4.992%, 11/25/24	125,057	129,433
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.542%, 1/25/29	530,770	554,899
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 4.442%, 5/25/29	212,881	222,645
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 4.392%, 2/25/25	61,028	62,419
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 4.342%, 4/25/29	357,205	372,007
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.342%, 1/25/29	1,047,307	1,091,917
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.092%, 5/25/25	57,407	58,670
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.092%, 5/25/25	66,726	67,415
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.642%, 7/25/29	636,296	660,818
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 2.992%, 7/25/24	111,494	113,888
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1M2A, (1 Month US LIBOR + 2.20%), 2.292%, 1/25/30	16,445	16,496
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.342%, 7/25/29	190,000	190,772
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.242%, 11/25/39	79,568	79,118
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 2.05%), 2.142%, 1/25/40	796,605	799,542
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.692%, 10/25/28 (Bermuda)	100,914	101,188
Legacy Mortgage Asset Trust 144A
Ser. 20-GS5, Class A1, 3.25%, 6/25/60	168,986	171,944
FRB Ser. 19-GS7, Class A1, 3.25%, 11/25/59	343,725	346,131
FRB Ser. 20-GS1, Class A1, 2.882%, 10/25/59	340,418	343,141
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (1 Month US LIBOR + 0.80%), 0.892%, 2/25/34	432,759	432,773
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 2.809%, 2/25/35(WAC)	124,797	127,009
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (1 Month US LIBOR + 0.83%), 0.917%, 8/25/34	66,929	66,294
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.917%, 8/26/47(WAC)	160,000	154,583
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (1 Month US LIBOR + 1.13%), 1.217%, 10/25/33	159,342	161,940
OSW Structured Asset Trust 144A FRB Ser. 20-RPL1, Class A1, 3.072%, 12/26/59	264,073	265,508
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 1.142%, 10/25/34	410,000	407,050
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60(WAC)	189,000	189,999
Starwood Mortgage Residential Trust 144A
Ser. 20-2, Class M1E, 3.00%, 4/25/60	323,000	325,131
Ser. 20-3, Class A3, 2.591%, 4/25/65(WAC)	407,000	412,851
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 0.942%, 5/25/47	637,557	562,762
Towd Point Mortgage Trust 144A
Ser. 16-5, Class M2, 3.375%, 10/25/56(WAC)	177,000	185,738
Ser. 14-1, Class A2, 3.25%, 10/25/53(WAC)	22,882	22,931
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 07-HY2, Class 1A1, 3.05%, 12/25/36(WAC)	288,629	281,601
FRB Ser. 05-AR12, Class 1A8, 2.909%, 10/25/35(WAC)	397,060	394,768
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 1.052%, 7/25/45	149,760	142,646
FRB Ser. 04-AR12, Class A2B, (1 Month US LIBOR + 0.92%), 1.012%, 10/25/44	263,813	259,423
FRB Ser. 05-AR11, Class A1B3, (1 Month US LIBOR + 0.80%), 0.892%, 8/25/45	240,861	239,328

		23,779,944

Total mortgage-backed securities (cost $64,027,920)		$62,035,222

COMMODITY LINKED NOTES (1.5%)(a)(CLN)
	Principal amount	Value
Goldman Sachs International 144A notes zero %, 2022 (Indexed to the S&P GSCI Light Energy Excess Return Index multiplied by 3)	$30,706,000	$47,080,082

Total commodity Linked Notes (cost $30,706,000)		$47,080,082

ASSET-BACKED SECURITIES (0.3%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.047%, 7/25/24	$510,000	$510,000
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 0.992%, 10/25/53	243,000	243,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.892%, 11/25/53	146,000	146,000
FRB Ser. 21-2, Class A, (1 Month US LIBOR + 0.75%), 0.842%, 4/25/55	387,000	387,000
MRA Issuance Trust 144A
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.95%, 7/21/21	783,000	783,000
FRB Ser. 21-EBO4, Class A1X, (1 Month US LIBOR + 1.75%), 1.842%, 2/16/22	636,000	636,079
FRB Ser. 21-EBO1, Class A1X, (1 Month US LIBOR + 1.75%), 1.842%, 10/8/21	488,000	488,000
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.70%), 1.773%, 4/22/22	556,000	556,000
FRB Ser. 21-NA1, Class A1X, (1 Month US LIBOR + 1.50%), 1.591%, 3/8/22	549,000	549,000
FRB Ser. 20-12, Class A1X, (1 Month US LIBOR + 1.35%), 1.423%, 7/15/21	769,000	769,000
FRB Ser. 21-8, Class A1X, (1 Month US LIBOR + 1.15%), 1.26%, 10/15/21	777,000	777,000
FRB Ser. 21-11, Class A1X, (1 Month US LIBOR + 1.15%), 1.236%, 1/25/22	636,000	636,000
MSG III Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.75%), 0.841%, 6/25/54	150,000	150,000
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.75%), 0.842%, 5/25/55	215,000	215,310
Provident Funding Mortgage Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.70%), 0.792%, 2/25/55	272,000	272,000
Station Place Securitization Trust 144A
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%), 1.461%, 12/10/21	557,000	557,000
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 0.891%, 4/25/22	646,000	646,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR + 0.75%), 0.854%, 8/8/22	646,000	646,000
FRB Ser. 21-WL2, Class A, (1 Month US LIBOR + 0.70%), 0.792%, 3/25/54	404,000	404,000
FRB Ser. 21-WL1, Class A, (1 Month US LIBOR + 0.65%), 0.742%, 1/26/54	404,000	404,000
Toorak Mortgage Corp., Ltd. 144A
Ser. 19-1, Class A1, 4.535%, 3/25/22(WAC)	414,870	416,720
Ser. 21-1, Class A1, 2.24%, 6/25/24	150,000	149,985
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 0.692%, 1/25/46	486,026	483,610

Total asset-backed securities (cost $10,823,182)		$10,824,704

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.3%)(a)
	Principal amount	Value
Bahrain (Kingdom of) sr. unsec. bonds Ser. REGS, 5.25%, 1/25/33 (Bahrain)	$330,000	$320,525
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)	454,000	482,015
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 2/15/48 (Dominican Republic)	300,000	327,300
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	517,000	582,271
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)	925,000	1,054,500
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	690,000	780,573
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)	285,000	299,252
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)	785,000	828,175
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)	350,000	376,250
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)	540,000	677,722
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.125%, 7/21/25 (Kazakhstan)	320,000	371,957
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	1,051,000	1,269,093
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)	230,000	263,925
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)	230,000	260,707
Saudi Arabia (Kingdom of) sr. unsec. notes Ser. REGS, 2.90%, 10/22/25 (Saudi Arabia)	369,000	395,033
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)	900,000	949,500
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	360,000	386,560
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)	200,000	195,378
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)	240,000	366,002
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)	460,000	47,150
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)	745,000	76,363

Total foreign government and agency bonds and notes (cost $9,823,953)		$10,310,251

COLLATERALIZED LOAN OBLIGATIONS (0.3%)(a)
	Principal amount	Value
Apidos CLO XXIII 144A FRB Ser. 20-23A, Class AR, (BBA LIBOR USD 3 Month + 1.22%), 1.404%, 4/15/33 (Cayman Islands)	$650,000	$651,503
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 19-3A, Class A, (BBA LIBOR USD 3 Month + 1.34%), 1.526%, 10/21/32	250,000	250,312
Benefit Street Partners CLO V-B, Ltd. 144A FRB Ser. 18-5BA, Class A1A, (BBA LIBOR USD 3 Month + 1.09%), 1.278%, 4/20/31	250,000	249,599
Canyon Capital CLO, Ltd. 144A FRB Ser. 19-2A, Class A, (BBA LIBOR USD 3 Month + 1.37%), 1.554%, 10/15/32 (Cayman Islands)	250,000	250,532
Carlyle C17 CLO, Ltd. 144A FRB Ser. C17A, Class A1AR, (BBA LIBOR USD 3 Month + 1.03%), 1.235%, 4/30/31 (Cayman Islands)	494,000	493,377
Carlyle US CLO, Ltd. 144A FRB Ser. 17-1A, Class A1A, (BBA LIBOR USD 3 Month + 1.30%), 1.488%, 4/20/31	248,565	248,613
CBAM, Ltd. 144A FRB Ser. 19-9A, Class A, (BBA LIBOR USD 3 Month + 1.28%), 1.464%, 2/12/30	250,000	250,006
Cedar Funding II CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (BBA LIBOR USD 3 Month + 1.08%), 1.264%, 4/20/34 (Cayman Islands)	539,000	539,194
Cedar Funding V CLO, Ltd. 144A FRB Ser. 18-5A, Class A1R, (BBA LIBOR USD 3 Month + 1.10%), 1.29%, 7/17/31 (Cayman Islands)	350,000	350,040
CIFC Funding, Ltd. 144A FRB Ser. 19-1A, Class A1R, (BBA LIBOR USD 3 Month + 1.35%), 1.536%, 10/21/31 (Cayman Islands)	293,000	293,538
Columbia Cent CLO 29, Ltd. 144A FRB Ser. 20-29A, Class A1N, (BBA LIBOR USD 3 Month + 1.70%), 1.888%, 7/20/31 (Cayman Islands)	159,000	159,623
Crestline Denali CLO XIV, Ltd. 144A FRB Ser. 18-1A, Class A1R, (BBA LIBOR USD 3 Month + 1.28%), 1.453%, 10/23/31 (Cayman Islands)	293,682	293,694
Elevation CLO Ltd. 144A FRB Ser. 17-2A, Class A1R, (BBA LIBOR USD 3 Month + 1.23%), 1.414%, 10/15/29 (Cayman Islands)	500,000	500,016
Elmwood CLO II, Ltd. 144A FRB Ser. 21-2A, Class AR, (BBA LIBOR USD 3 Month + 1.15%), 1.338%, 4/20/34 (Cayman Islands)	304,000	304,274
GoldenTree Loan Management US CLO 5, Ltd. 144A FRB Ser. 19-5A, Class A, (BBA LIBOR USD 3 Month + 1.30%), 1.488%, 10/20/32 (Cayman Islands)	250,000	250,515
Kayne CLO 6, Ltd. 144A FRB Ser. 19-6A, Class A1, (BBA LIBOR USD 3 Month + 1.38%), 1.568%, 1/20/33 (Cayman Islands)	250,000	250,309
Madison Park Funding, Ltd. 144A FRB Ser. 18-30A, Class A, (BBA LIBOR USD 3 Month + 0.75%), 0.934%, 4/15/29	343,000	343,007
Magnetite CLO XXVI, Ltd. 144A FRB Ser. 20-26A, Class A, (BBA LIBOR USD 3 Month + 1.75%), 1.934%, 7/15/30 (Cayman Islands)	630,000	630,432
Magnetite VII, Ltd. 144A FRB Ser. 18-7A, Class A1R2, (BBA LIBOR USD 3 Month + 0.80%), 0.984%, 1/15/28	248,216	248,231
Mountain View CLO, LLC 144A FRB Ser. 17-2A, Class A, (BBA LIBOR USD 3 Month + 1.21%), 1.394%, 1/16/31	250,000	250,068
MP CLO III, Ltd. 144A FRB Ser. 13-1A, Class AR, (BBA LIBOR USD 3 Month + 1.25%), 1.438%, 10/20/30	252,000	252,072
OZLM XI, Ltd. 144A FRB Ser. 17-11A, Class A1R, (BBA LIBOR USD 3 Month + 1.25%), 1.436%, 10/30/30	247,297	247,316
Palmer Square CLO, Ltd. 144A FRB Ser. 18-2A, Class A1A, (BBA LIBOR USD 3 Month + 1.10%), 1.284%, 7/16/31	250,000	250,080
Regatta XVIII Funding, Ltd. 144A FRB Ser. 21-1A, Class A1, (BBA LIBOR USD 3 Month + 1.10%), 1.191%, 1/15/34 (Cayman Islands)	316,000	316,528
RR 3, Ltd. 144A FRB Ser. 18-3A, Class A1R2, (BBA LIBOR USD 3 Month + 1.09%), 1.274%, 1/15/30 (Cayman Islands)	600,000	600,004
RR, Ltd. 144A FRB Ser. 20-12A, Class AAR2, (BBA LIBOR USD 3 Month + 1.36%), 1.544%, 1/15/36	362,000	363,180
Signal Peak CLO 4, Ltd. 144A FRB Ser. 17-4A, Class A, (BBA LIBOR USD 3 Month + 1.21%), 1.386%, 10/26/29	250,000	250,104
Sound Point CLO XIX, Ltd. 144A FRB Ser. 18-1A, Class A, (BBA LIBOR USD 3 Month + 1.00%), 1.184%, 4/15/31 (Cayman Islands)	335,000	335,050
THL Credit Wind River CLO, Ltd. 144A FRB Ser. 18-2A, Class AR, (BBA LIBOR USD 3 Month + 1.14%), 1.324%, 1/15/31	250,000	250,048
Voya CLO, Ltd. 144A FRB Ser. 13-2A, Class A1R, (BBA LIBOR USD 3 Month + 0.97%), 1.146%, 4/25/31	379,000	379,008

Total collateralized loan obligations (cost $10,060,827)		$10,050,273

SENIOR LOANS (0.3%)(a)(c)
	Principal amount	Value
Adient US, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.604%, 4/1/28	$110,000	$109,966
Alpha 3 BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.00%, 3/18/28	140,000	139,213
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.086%, 4/22/26	224,389	210,318
American Airlines, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.50%, 3/24/28	110,000	114,593
AppleCaramel Buyer, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	189,050	189,286
Arches Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 12/6/27	328,350	327,303
Blackstone CQP Holdco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 5/27/28	285,000	283,718
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	422,400	415,207
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.354%, 4/3/24	161,633	157,618
Clarios Global LP bank term loan FRN Ser. B, (1 Month US LIBOR + 3.25%), 3.354%, 4/30/26	181,731	179,914
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/27	389,025	387,768
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 5/5/24	85,729	85,606
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.186%, 9/6/24	144,253	143,381
Epicor Software Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.75%), 8.75%, 7/30/28	120,000	123,826
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 7/30/27	188,575	188,285
Global Medical Response, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 10/5/25	482,575	484,385
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 10/8/27	184,538	184,868
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 5/1/26	163,350	163,350
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/27	84,575	84,523
Jazz Financing Lux Sarl bank term loan FRN Ser. B, (1 Month US LIBOR + 3.50%), 4.00%, 4/22/28 (Luxembourg)	500,000	501,405
Klockner-Pentaplast of America, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.25%, 2/9/26	149,625	150,373
MajorDrive Holdings IV, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 5/12/28	405,000	405,126
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.60%, 11/6/24	480,883	480,883
One Call Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.50%), 6.25%, 4/7/27	270,000	272,700
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.089%, 6/30/25	197,192	196,981
Polaris Newco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/3/28	280,000	280,666
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 9.25%, 4/29/25	267,112	270,117
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	170,000	146,200
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	115,040	111,013
Rocket Software, Inc. bank term loan FRN (1 Month US LIBOR + 4.25%), 4.75%, 11/28/25	120,000	117,780
SCIH Salt Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 3/16/27	270,000	270,451
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 8.635%, 6/26/26	150,000	149,513
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.135%, 6/26/25	397,001	396,576
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.133%, 10/1/25	178,711	177,260
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.167%, 3/28/25	333,091	327,026
United Airlines, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 4/14/28	229,425	232,229
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.75%), 2.836%, 3/2/27	671,526	666,966

Total senior loans (cost $9,062,790)		$9,126,393

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value
Danaher Corp. 5.00% cv. pfd.	1,708	$2,499,658
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	2,747	3,461,440

Total convertible preferred stocks (cost $4,593,022)		$5,961,098

INVESTMENT COMPANIES (0.1%)(a)
	Shares	Value
iShares Core MSCI Emerging Markets ETF(S)	47,245	$3,164,943

Total investment companies (cost $3,156,474)		$3,164,943

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Citibank, N.A.
S&P 500 Index (Call)	Jan-22/4350.00	$24,566,263		$5,724	$938,091
Goldman Sachs International
EUR/USD (Put)	Aug-21/$1.18	62,393,691	EUR	52,619,600	359,512
Morgan Stanley & Co. International PLC
GBP/USD (Put)	Aug-21/1.37	31,117,057	GBP	22,494,800	182,626

Total purchased options outstanding (cost $856,968)					$1,480,229

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$125,000	$127,563
fuboTV, Inc. 144A cv. sr. unsec. notes 3.25%, 2/15/26	105,000	103,097
Nabors Industries, Inc. company guaranty cv. sr. unsec. notes 0.75%, 1/15/24	280,000	249,060
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	51,000	45,434

Total convertible bonds and notes (cost $446,088)		$525,154

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Occidental Petroleum Corp.	8/3/27	$22.00	1,400	$19,474

Total warrants (cost $6,931)				$19,474

PREFERRED STOCKS (—%)(a)
	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	489	$12,377

Total preferred stocks (cost $12,225)		$12,377

SHORT-TERM INVESTMENTS (12.8%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.09%(AFF)	Shares	20,460,695	$20,460,695
Putnam Short Term Investment Fund Class P 0.09%(AFF)	Shares	276,506,265	276,506,265
DNB Bank ASA commercial paper 0.155%, 7/6/21		$15,000,000	14,999,824
Lloyds Bank PLC commercial paper 0.145%, 8/13/21		15,000,000	14,998,350
NRW.Bank commercial paper 0.055%, 7/22/21		15,000,000	14,999,268
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	1,510,000	1,510,000
U.S. Treasury Bills 0.044%, 10/14/21(SEGSF)(SEGCCS)		$5,600,000	5,599,224
U.S. Treasury Bills 0.022%, 8/3/21(SEGSF)		200,000	199,992
U.S. Treasury Bills 0.017%, 9/2/21(SEG)(SEGSF)(SEGCCS)(SEGTBA)		9,800,000	9,799,101
U.S. Treasury Cash Management Bills 0.027%, 10/5/21(SEG)(SEGSF)(SEGCCS)		7,500,000	7,499,100
U.S. Treasury Cash Management Bills 0.018%, 9/28/21(SEG)(SEGSF)(SEGCCS)(SEGTBA)		8,000,000	7,999,209
U.S. Treasury Cash Management Bills 0.017%, 9/7/21(SEG)(SEGSF)(SEGCCS)		700,000	699,937
U.S. Treasury Cash Management Bills 0.014%, 9/21/21(SEG)(SEGSF)(SEGCCS)		11,400,000	11,398,754
U.S. Treasury Cash Management Bills 0.007%, 9/14/21(SEG)(SEGSF)(SEGCCS)		300,000	299,973
Victory Receivables Corp. asset backed commercial paper 0.150%, 7/21/21		15,000,000	14,999,206

Total short-term investments (cost $401,970,052)			$401,968,898
TOTAL INVESTMENTS

Total investments (cost $2,524,928,695)			$3,304,646,307

	FORWARD CURRENCY CONTRACTS at 6/30/21 (aggregate face value $859,913,931) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Buy	9/15/21	$1,903,461	$1,946,554	$(43,093)
		Canadian Dollar	Sell	7/21/21	7,451,105	7,460,444	9,339
		Euro	Buy	9/15/21	21,513,034	22,262,890	(749,856)
		Hong Kong Dollar	Buy	8/18/21	1,548,375	1,548,013	362
		Japanese Yen	Buy	8/18/21	6,476,213	6,591,314	(115,101)
		New Zealand Dollar	Sell	7/21/21	1,994,735	1,979,841	(14,894)
		Swedish Krona	Buy	9/15/21	1,501,776	1,492,216	9,560
	Barclays Bank PLC
		Australian Dollar	Buy	7/21/21	6,275,820	6,491,204	(215,384)
		British Pound	Sell	9/15/21	288,328	224,125	(64,203)
		Canadian Dollar	Sell	7/21/21	1,518,375	1,378,900	(139,475)
		Euro	Sell	9/15/21	7,805,680	8,025,972	220,292
		Hong Kong Dollar	Sell	8/18/21	86,815	86,796	(19)
		Japanese Yen	Buy	8/18/21	3,544,623	3,607,772	(63,149)
		Swedish Krona	Buy	9/15/21	3,753,336	3,887,051	(133,715)
	Citibank, N.A.
		Australian Dollar	Buy	7/21/21	2,833,363	2,935,016	(101,653)
		British Pound	Sell	9/15/21	9,159,941	9,341,209	181,268
		Canadian Dollar	Buy	7/21/21	1,161,409	1,115,222	46,187
		Chinese Yuan (Offshore)	Sell	8/18/21	6,404,233	6,372,733	(31,500)
		Danish Krone	Sell	9/15/21	1,608,954	1,651,356	42,402
		Euro	Buy	9/15/21	6,051,899	6,223,698	(171,799)
		Hong Kong Dollar	Sell	8/18/21	756,399	756,199	(200)
		Japanese Yen	Buy	8/18/21	3,354,090	3,413,906	(59,816)
		New Zealand Dollar	Sell	7/21/21	1,031,827	1,040,631	8,804
	Credit Suisse International
		Australian Dollar	Sell	7/21/21	1,933,410	1,931,976	(1,434)
		British Pound	Sell	9/15/21	16,647,885	16,809,969	162,084
		Canadian Dollar	Sell	7/21/21	2,438,016	2,521,478	83,462
		Euro	Sell	9/15/21	4,104,665	4,220,904	116,239
	Goldman Sachs International
		Australian Dollar	Buy	7/21/21	5,374,292	5,618,137	(243,845)
		British Pound	Buy	9/15/21	41,826,206	42,856,225	(1,030,019)
		Canadian Dollar	Sell	7/21/21	2,545,065	3,381,718	836,653
		Chinese Yuan (Offshore)	Buy	8/18/21	9,127,386	9,153,196	(25,810)
		Euro	Buy	9/15/21	25,821,128	26,132,881	(311,753)
		Hong Kong Dollar	Buy	8/18/21	1,497,535	1,497,193	342
		Japanese Yen	Sell	8/18/21	26,482,987	26,849,839	366,852
		New Zealand Dollar	Sell	7/21/21	20,947,585	21,209,103	261,518
		Norwegian Krone	Buy	9/15/21	8,612,451	8,725,358	(112,907)
		Swedish Krona	Buy	9/15/21	18,720,891	19,389,821	(668,930)
		Swiss Franc	Sell	9/15/21	7,134,093	7,288,846	154,753
	HSBC Bank USA, National Association
		Australian Dollar	Buy	7/21/21	7,101,746	7,334,697	(232,951)
		British Pound	Sell	9/15/21	2,952,316	3,005,634	53,318
		Canadian Dollar	Buy	7/21/21	6,468,945	6,426,625	42,320
		Chinese Yuan (Offshore)	Buy	8/18/21	14,614,077	14,542,487	71,590
		Euro	Buy	9/15/21	7,259,405	7,464,866	(205,461)
		Hong Kong Dollar	Sell	8/18/21	5,393,009	5,391,707	(1,302)
		Japanese Yen	Sell	8/18/21	1,635,585	1,633,779	(1,806)
		New Zealand Dollar	Buy	7/21/21	1,733,598	1,791,583	(57,985)
		Swiss Franc	Buy	9/15/21	944,621	918,715	25,906
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	7/21/21	4,180,330	4,303,616	(123,286)
		British Pound	Buy	9/15/21	21,381,773	21,859,719	(477,946)
		Canadian Dollar	Sell	7/21/21	3,996,887	3,873,536	(123,351)
		Euro	Sell	9/15/21	17,139,863	17,420,549	280,686
		Japanese Yen	Sell	8/18/21	7,703,446	7,810,742	107,296
		New Zealand Dollar	Sell	7/21/21	5,530,780	5,576,713	45,933
		Norwegian Krone	Buy	9/15/21	6,985,715	7,229,430	(243,715)
		Singapore Dollar	Buy	8/18/21	2,544,721	2,559,511	(14,790)
		South Korean Won	Sell	8/18/21	18,335,264	18,439,076	103,812
		Swedish Krona	Sell	9/15/21	208,145	42,296	(165,849)
		Swiss Franc	Sell	9/15/21	5,038,557	5,279,191	240,634
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	7/21/21	1,879,408	1,916,854	37,446
		British Pound	Buy	9/15/21	36,272,436	36,908,825	(636,389)
		Canadian Dollar	Sell	7/21/21	1,679,554	2,057,797	378,243
		Euro	Buy	9/15/21	1,455,467	1,638,801	(183,334)
		Japanese Yen	Buy	8/18/21	3,748,273	3,854,395	(106,122)
		New Zealand Dollar	Sell	7/21/21	3,925,374	4,012,376	87,002
		Norwegian Krone	Buy	9/15/21	5,256,161	5,380,448	(124,287)
		Swedish Krona	Buy	9/15/21	22,454,841	23,257,930	(803,089)
		Swiss Franc	Sell	9/15/21	4,735,775	4,881,855	146,080
	NatWest Markets PLC
		Australian Dollar	Buy	7/21/21	7,706,490	7,867,706	(161,216)
		British Pound	Buy	9/15/21	4,974,069	5,086,579	(112,510)
		Canadian Dollar	Sell	7/21/21	13,391,580	13,259,067	(132,513)
		Euro	Sell	9/15/21	33,212,351	33,479,968	267,617
		Hong Kong Dollar	Sell	8/18/21	734,154	733,952	(202)
		Japanese Yen	Sell	8/18/21	2,297,984	2,312,103	14,119
		New Zealand Dollar	Sell	7/21/21	5,704,894	5,591,064	(113,830)
		Swedish Krona	Buy	9/15/21	1,914,302	1,982,585	(68,283)
		Swiss Franc	Sell	9/15/21	10,526,845	10,583,543	56,698
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/21/21	3,797,218	4,090,550	(293,332)
		British Pound	Sell	9/15/21	2,644,480	2,495,852	(148,628)
		Canadian Dollar	Sell	7/21/21	7,162,467	7,713,666	551,199
		Chinese Yuan (Offshore)	Sell	8/18/21	16,558,460	16,475,642	(82,818)
		Euro	Buy	9/15/21	9,921,309	10,434,300	(512,991)
		Hong Kong Dollar	Sell	8/18/21	12,314,531	12,310,646	(3,885)
		Japanese Yen	Sell	8/18/21	52,409,301	53,228,123	818,822
		New Zealand Dollar	Sell	7/21/21	7,050,771	7,103,537	52,766
		Norwegian Krone	Buy	9/15/21	8,715,895	8,769,439	(53,544)
		Swedish Krona	Sell	9/15/21	6,271,926	6,494,071	222,145
		Swiss Franc	Sell	9/15/21	4,096,642	4,387,519	290,877
	Toronto-Dominion Bank
		Australian Dollar	Buy	7/21/21	1,834,782	1,887,765	(52,983)
		British Pound	Sell	9/15/21	5,309,714	5,434,389	124,675
		Canadian Dollar	Sell	7/21/21	472,405	594,114	121,709
		Chinese Yuan (Offshore)	Sell	8/18/21	14,491,645	14,418,886	(72,759)
		Euro	Sell	9/15/21	3,484,999	3,583,625	98,626
		Hong Kong Dollar	Sell	8/18/21	9,828,141	9,825,402	(2,739)
		Japanese Yen	Buy	8/18/21	11,367,800	11,579,703	(211,903)
		Norwegian Krone	Buy	9/15/21	9,235,780	9,606,365	(370,585)
		Swedish Krona	Buy	9/15/21	457,274	473,600	(16,326)
	UBS AG
		Australian Dollar	Buy	7/21/21	5,382,918	5,551,178	(168,260)
		British Pound	Sell	9/15/21	4,252,005	4,342,689	90,684
		Canadian Dollar	Sell	7/21/21	2,405,666	2,506,499	100,833
		Euro	Buy	9/15/21	471,934	485,216	(13,282)
		Hong Kong Dollar	Sell	8/18/21	2,320,411	2,320,064	(347)
		Japanese Yen	Sell	8/18/21	289,184	20,974	(268,210)
		New Zealand Dollar	Sell	7/21/21	8,346,671	8,371,797	25,126
		Norwegian Krone	Buy	9/15/21	6,113,961	6,353,331	(239,370)
		Swedish Krona	Buy	9/15/21	4,246,168	4,399,000	(152,832)
	WestPac Banking Corp.
		Australian Dollar	Sell	7/21/21	5,889,483	5,902,814	13,331
		British Pound	Buy	9/15/21	1,229,544	1,262,304	(32,760)
		Canadian Dollar	Sell	7/21/21	683,519	673,816	(9,703)
		Euro	Sell	9/15/21	607,672	624,890	17,218
		Hong Kong Dollar	Buy	8/18/21	749,328	749,152	176
		Japanese Yen	Buy	8/18/21	14,200,635	14,455,936	(255,301)
		New Zealand Dollar	Sell	7/21/21	5,809,881	5,857,051	47,170

	Unrealized appreciation						7,034,174

	Unrealized (depreciation)						(11,351,330)

	Total						$(4,317,156)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	403	$46,875,187	$46,427,615	Sep-21	$(1,167,577)
MSCI Emerging Markets Index (Long)	654	45,032,772	44,628,960	Sep-21	(181,505)
NASDAQ 100 Index E-Mini (Long)	101	29,400,696	29,388,980	Sep-21	1,205,839
Russell 2000 Index E-Mini (Long)	1,489	172,020,373	171,815,710	Sep-21	146,537
S&P 500 Index E-Mini (Long)	224	48,068,160	48,032,320	Sep-21	664,336
S&P 500 Index E-Mini (Short)	642	137,766,780	137,664,060	Sep-21	(1,918,259)
S&P Mid Cap 400 Index E-Mini (Long)	143	38,521,340	38,501,320	Sep-21	(457,447)
U.S. Treasury Bond 30 yr (Long)	98	15,753,500	15,753,500	Sep-21	375,053
U.S. Treasury Bond Ultra 30 yr (Long)	161	31,022,688	31,022,688	Sep-21	1,200,419
U.S. Treasury Bond Ultra 30 yr (Short)	6	1,156,125	1,156,125	Sep-21	(44,685)
U.S. Treasury Note 2 yr (Long)	307	67,638,336	67,638,336	Sep-21	(113,120)
U.S. Treasury Note 2 yr (Short)	286	63,011,609	63,011,609	Sep-21	108,724
U.S. Treasury Note 5 yr (Long)	454	56,037,078	56,037,078	Sep-21	(169,396)
U.S. Treasury Note 5 yr (Short)	2,085	257,350,899	257,350,899	Sep-21	777,213
U.S. Treasury Note 10 yr (Long)	250	33,125,000	33,125,000	Sep-21	121,023
U.S. Treasury Note Ultra 10 yr (Long)	6	883,219	883,219	Sep-21	12,924
U.S. Treasury Note Ultra 10 yr (Short)	641	94,357,203	94,357,203	Sep-21	(1,390,224)

Unrealized appreciation					4,612,068

Unrealized (depreciation)					(5,442,213)

Total					$(830,145)

WRITTEN OPTIONS OUTSTANDING at 6/30/21 (premiums $522,752) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Citibank, N.A.
S&P 500 Index (Call)	Jan-22/4700.00	$24,566,263		$5,724	$197,528
Goldman Sachs International
EUR/USD (Call)	Aug-21/$1.21	62,393,691	EUR	52,619,600	123,540
Morgan Stanley & Co. International PLC
GBP/USD (Call)	Aug-21/1.42	31,117,057	GBP	22,494,800	55,762

Total					$376,830

TBA SALE COMMITMENTS OUTSTANDING at 6/30/21 (proceeds receivable $82,782,383) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 3.00%, 8/1/51	$7,000,000	8/12/21	$7,294,766
Uniform Mortgage-Backed Securities, 3.00%, 7/1/51	7,000,000	7/14/21	7,297,501
Uniform Mortgage-Backed Securities, 2.50%, 8/1/51	5,000,000	8/12/21	5,161,718
Uniform Mortgage-Backed Securities, 2.50%, 7/1/51	20,000,000	7/14/21	20,685,936
Uniform Mortgage-Backed Securities, 2.00%, 8/1/51	21,000,000	8/12/21	21,176,678
Uniform Mortgage-Backed Securities, 2.00%, 7/1/51	21,000,000	7/14/21	21,218,513

Total			$82,835,112

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$73,257,000	$1,059,296		$87,033	4/20/31	1.57% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$(1,149,572)
		48,306,000	86,468	(E)	91,553	9/15/23	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	5,084
		37,939,000	130,890	(E)	(148,643)	9/15/26	0.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(17,753)
		10,619,000	36,636	(E)	41,819	9/15/26	3 month USD-LIBOR-BBA — Quarterly	0.95% — Semiannually	5,183
		39,108,000	679,697	(E)	(597,920)	9/15/31	3 month USD-LIBOR-BBA — Quarterly	1.65% — Semiannually	81,777
		9,727,000	536,930	(E)	(507,159)	9/15/51	3 month USD-LIBOR-BBA — Quarterly	2.00% — Semiannually	29,771
		3,832,000	211,526	(E)	199,988	9/15/51	2.00% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(11,538)

	Total				$(833,329)				$(1,057,048)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$389,112	$387,729	$—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	$(500)
	117,643	117,155	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(218)
	15,986	15,946	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(2)
	161,082	160,430	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	211
	3,542	3,549	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	47
	48,776	48,731	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	566
	2,945	2,945	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	37
	13,655	13,398	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	60
	217	209	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(5)
	Citibank, N.A.
	149,545	149,013	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(192)
	Goldman Sachs International
	41,540,166	41,203,329	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (GSGLPHCL) of common stocks — Monthly*	(343,515)
	126,200,953	123,584,963	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	(2,455,323)
	124,657,518	121,347,499	—	12/15/25	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	3,206,731
	9,243	9,205	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	12
	11,100	11,055	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	15
	209,524	208,676	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	274
	7,291	7,291	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	91
	7,291	7,291	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	91
	7,368	7,088	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(190)
	1,438	1,387	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(34)
	JPMorgan Chase Bank N.A.
	73,276,703	72,104,208	—	2/5/22	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Russell 1000 Value Total Return Index — Monthly	(1,191,806)
	JPMorgan Securities LLC
	17,528	17,528	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(219)
	48,776	48,731	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(566)

Upfront premium received			—	Unrealized appreciation			3,208,135

Upfront premium (paid)			—	Unrealized (depreciation)			(3,992,570)

		Total	$—			Total	$(784,435)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (GSGLPHCL) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Waters Corp.	Health care	6,152	$2,126,183	5.16%
Mettler-Toledo International, Inc.	Health care	1,431	1,981,905	4.81%
IQVIA Holdings, Inc.	Health care	8,144	1,973,569	4.79%
Agilent Technologies, Inc.	Technology	12,787	1,890,052	4.59%
Merck KGaA (Germany)	Health care	9,822	1,883,553	4.57%
PerkinElmer, Inc.	Health care	11,508	1,793,450	4.35%
Thermo Fisher Scientific, Inc.	Health care	3,199	1,613,982	3.92%
Zoetis, Inc.	Health care	8,266	1,540,467	3.74%
Illumina, Inc.	Health care	3,111	1,490,613	3.62%
Alexion Pharmaceuticals, Inc.	Health care	7,896	1,450,601	3.52%
Ipsen SA (France)	Health care	13,668	1,421,799	3.45%
Pfizer, Inc.	Health care	34,837	1,364,232	3.31%
Merck & Co., Inc.	Health care	14,803	1,151,238	2.79%
Johnson & Johnson	Health care	6,839	1,126,721	2.73%
Sumitomo Dainippon Pharma Co., Ltd. (Japan)	Health care	52,798	1,107,423	2.69%
GlaxoSmithKline PLC (United Kingdom)	Health care	54,440	1,067,481	2.59%
AbbVie, Inc.	Health care	9,195	1,035,741	2.51%
Sanofi (France)	Health care	9,825	1,029,503	2.50%
Biogen, Inc.	Health care	2,800	969,405	2.35%
Viatris, Inc.	Health care	65,542	951,674	2.31%
Perrigo Co. PLC	Health care	20,170	931,058	2.26%
Sartorius Stedim Biotech (France)	Health care	1,856	878,160	2.13%
Bayer AG (Germany)	Health care	13,875	842,606	2.04%
Bristol-Myers Squibb Co.	Health care	11,980	800,476	1.94%
AstraZeneca PLC (United Kingdom)	Health care	6,615	793,434	1.93%
CSL, Ltd. (Australia)	Health care	3,219	689,168	1.67%
Taisho Pharmaceutical Holdings Co., Ltd. (Japan)	Health care	12,651	678,216	1.65%
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	Health care	62,140	623,260	1.51%
Amgen, Inc.	Health care	2,545	620,332	1.51%
Gilead Sciences, Inc.	Health care	8,816	607,095	1.47%
Eli Lilly and Co.	Health care	2,474	567,884	1.38%
Eisai Co., Ltd. (Japan)	Health care	4,910	483,278	1.17%
Galenica AG (Switzerland)	Health care	3,595	465,713	1.13%
Hisamitsu Pharmaceutical Co., Inc. (Japan)	Health care	8,570	422,343	1.03%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	12,176	408,002	0.99%
Shionogi & Co., Ltd. (Japan)	Health care	5,840	304,717	0.74%
Hikma Pharmaceuticals PLC (United Kingdom)	Health care	8,891	300,417	0.73%
Galapagos NV (Belgium)	Health care	3,919	271,775	0.66%
Astellas Pharma, Inc. (Japan)	Health care	14,251	248,396	0.60%
H Lundbeck A/S (Denmark)	Health care	7,556	240,393	0.58%
UCB SA (Belgium)	Health care	1,927	201,454	0.49%
Eurofins Scientific (Luxembourg)	Health care	1,532	175,184	0.43%
Incyte Corp.	Health care	2,060	173,299	0.42%
Grifols SA (Spain)	Health care	5,606	151,833	0.37%
Regeneron Pharmaceuticals, Inc.	Health care	196	109,621	0.27%
Novartis AG (Switzerland)	Health care	1,085	99,015	0.24%
Daiichi Sankyo Co., Ltd. (Japan)	Health care	2,959	63,844	0.15%
Recordati SpA (Italy)	Health care	852	48,715	0.12%
Organon & Co.	Health care	1,480	44,794	0.11%
Orion Oyj Class B (Finland)	Health care	883	37,938	0.09%

A BASKET (GSGLPWDL) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Royal Bank of Canada (Canada)	Financials	10,514	$1,065,208	0.86%
Toronto-Dominion Bank (Canada)	Financials	15,065	1,056,579	0.85%
Canadian Imperial Bank of Commerce (Canada)	Financials	9,136	1,035,327	0.84%
Arrow Electronics, Inc.	Technology	9,033	1,030,470	0.83%
Annaly Capital Management, Inc.	Financials	114,441	1,016,237	0.82%
AGNC Investment Corp.	Financials	59,003	996,554	0.81%
MetLife, Inc.	Financials	16,588	992,772	0.80%
Segro PLC (United Kingdom)	Financials	65,563	992,634	0.80%
Dover Corp.	Capital goods	6,528	983,066	0.80%
Swisscom AG (Switzerland)	Communication services	1,668	952,003	0.77%
Nippon Telegraph & Telephone Corp. (Japan)	Communication services	35,795	932,608	0.75%
Mettler-Toledo International, Inc.	Health care	663	918,049	0.74%
ITOCHU Corp. (Japan)	Consumer staples	31,691	912,847	0.74%
NN Group NV (Netherlands)	Financials	18,808	887,164	0.72%
Dexus Property Group (Australia)	Financials	110,437	883,710	0.72%
Accenture PLC Class A	Technology	2,777	818,517	0.66%
Ally Financial, Inc.	Financials	16,286	811,711	0.66%
Ageas SA/NV (Belgium)	Financials	14,618	811,216	0.66%
Church & Dwight Co., Inc.	Consumer staples	9,256	786,222	0.64%
Knight-Swift Transportation Holdings, Inc.	Transportation	17,089	782,675	0.63%
Sun Hung Kai Properties, Ltd. (Hong Kong)	Financials	51,631	769,384	0.62%
3i Group PLC (United Kingdom)	Financials	46,997	762,582	0.62%
Allstate Corp. (The)	Financials	5,759	751,254	0.61%
Rio Tinto PLC (United Kingdom)	Basic materials	9,126	750,994	0.61%
CMS Energy Corp.	Utilities and power	12,570	739,747	0.60%
Chubu Electric Power Co., Inc. (Japan)	Utilities and power	58,978	720,940	0.58%
Mizuho Financial Group, Inc. (Japan)	Financials	50,127	716,289	0.58%
National Bank of Canada (Canada)	Financials	9,278	699,744	0.57%
AMETEK, Inc.	Conglomerates	5,179	691,387	0.56%
Swiss Life Holding AG (Switzerland)	Financials	1,393	676,673	0.55%
Open Text Corp. (Canada)	Technology	13,009	673,768	0.55%
Comcast Corp. Class A	Communication services	11,793	672,452	0.54%
Amphenol Corp. Class A	Technology	9,701	664,529	0.54%
Kinder Morgan, Inc.	Utilities and power	36,168	659,349	0.53%
DTE Energy Co.	Utilities and power	5,081	658,481	0.53%
Power Assets Holdings, Ltd. (Hong Kong)	Utilities and power	107,107	657,321	0.53%
Iberdrola SA (Spain)	Utilities and power	53,669	654,197	0.53%
Canadian Apartment Properties REIT (Canada)	Financials	13,795	648,910	0.53%
Old Dominion Freight Line, Inc.	Transportation	2,549	646,844	0.52%
Metro, Inc. (Canada)	Consumer staples	13,448	643,314	0.52%
Trane Technologies PLC	Capital goods	3,478	635,901	0.51%
Zoetis, Inc.	Health care	3,404	634,329	0.51%
AutoZone, Inc.	Consumer cyclicals	409	610,742	0.49%
McDonald's Corp.	Consumer staples	2,639	609,533	0.49%
KDDI Corp. (Japan)	Communication services	19,474	607,395	0.49%
Repsol SA (Spain)	Energy	47,955	600,129	0.49%
Fujitsu, Ltd. (Japan)	Technology	3,183	596,007	0.48%
Hershey Co. (The)	Consumer staples	3,452	593,784	0.48%
Goodman Group (Australia)	Financials	36,988	587,237	0.48%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	5,829	585,550	0.47%

A BASKET (GSGLPWDS) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
American Express Co.	Financials	6,509	$1,069,093	0.88%
Hang Seng Bank, Ltd. (Hong Kong)	Financials	51,405	1,026,860	0.85%
Markel Corp.	Financials	832	994,842	0.82%
U.S. Bancorp	Financials	16,915	958,385	0.79%
Emera, Inc. (Canada)	Utilities and power	20,385	926,850	0.76%
Equity Lifestyle Properties, Inc.	Financials	12,417	922,690	0.76%
Zurich Insurance Group AG (Switzerland)	Financials	2,242	899,505	0.74%
Lonza Group AG (Switzerland)	Health care	1,263	894,936	0.74%
Xylem, Inc.	Capital goods	7,448	888,060	0.73%
Ferrovial SA (Spain)	Basic materials	28,589	839,005	0.69%
Fortis, Inc. (Canada)	Utilities and power	18,312	816,200	0.67%
Essex Property Trust, Inc.	Financials	2,660	803,613	0.66%
Southern Co. (The)	Utilities and power	12,961	784,254	0.65%
Berkshire Hathaway, Inc. Class B	Financials	2,811	781,225	0.64%
Edison International	Utilities and power	13,488	779,894	0.64%
Ecolab, Inc.	Consumer cyclicals	3,770	776,540	0.64%
Mid-America Apartment Communities, Inc.	Financials	4,459	757,411	0.62%
ASML Holding NV (Netherlands)	Technology	1,094	751,554	0.62%
Mitsubishi Estate Co., Ltd. (Japan)	Financials	45,747	739,766	0.61%
Boeing Co. (The)	Capital goods	3,050	730,553	0.60%
Exelon Corp.	Utilities and power	16,116	714,121	0.59%
Alliant Energy Corp.	Utilities and power	12,748	710,574	0.59%
Liberty Media Corp.-Liberty Formula One Class C	Consumer cyclicals	14,438	708,205	0.58%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	26,204	704,059	0.58%
Autodesk, Inc.	Technology	2,405	702,082	0.58%
T-Mobile US, Inc.	Communication services	4,807	696,219	0.57%
Ventas, Inc.	Health care	11,924	690,028	0.57%
Alexandria Real Estate Equities, Inc.	Financials	3,773	686,435	0.57%
Telus Corp. (Canada)	Communication services	30,485	685,642	0.57%
UDR, Inc.	Financials	13,805	682,918	0.56%
Accor SA (France)	Consumer cyclicals	17,834	665,926	0.55%
Svenska Handelsbanken AB (Sweden)	Financials	58,684	662,119	0.55%
Novartis AG (Switzerland)	Health care	7,018	639,580	0.53%
AIA Group, Ltd. (Hong Kong)	Financials	51,020	634,109	0.52%
Enbridge, Inc. (Canada)	Utilities and power	15,689	625,250	0.52%
American Tower Corp.	Communication services	2,268	612,616	0.50%
Analog Devices, Inc.	Technology	3,501	600,051	0.49%
KBC Group NV (Belgium)	Financials	7,846	598,200	0.49%
Phillips 66	Energy	6,911	593,088	0.49%
Anheuser-Busch InBev SA/NV (Belgium)	Consumer staples	8,180	589,812	0.49%
Agnico-Eagle Mines, Ltd. (Canada)	Basic materials	9,367	568,032	0.47%
Heineken NV (Netherlands)	Consumer staples	4,561	552,768	0.46%
Boston Scientific Corp.	Health care	12,798	547,226	0.45%
Koninklijke KPN NV (Netherlands)	Communication services	173,632	542,300	0.45%
Brookfield Asset Management, Inc. (Canada)	Conglomerates	10,253	536,152	0.44%
Essity AB Class B (Sweden)	Consumer staples	15,879	526,567	0.43%
BASF SE (Germany)	Basic materials	6,638	522,986	0.43%
Marathon Petroleum Corp.	Energy	8,655	522,953	0.43%
Hennes & Mauritz AB (Sweden)	Consumer cyclicals	21,529	510,677	0.42%
James Hardie Industries PLC (CDI) (Australia)	Basic materials	14,905	506,021	0.42%

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$66,543,000	$803,839	$(1,118)	4/1/31	2.686% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$802,722
	203,462,000	113,939	(2,055)	4/15/26	2.79% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(115,994)

Total			$(3,173)				$686,728

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB-/P	$1,367	$20,000	$5,290	5/11/63	300 bp — Monthly	$(3,913)
	CMBX NA BBB-.6 Index	BB-/P	2,591	43,000	11,374	5/11/63	300 bp — Monthly	(8,761)
	CMBX NA BBB-.6 Index	BB-/P	5,309	86,000	22,747	5/11/63	300 bp — Monthly	(17,395)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	BB-/P	33,900	60,000	5,346	11/18/54	500 bp — Monthly	28,604
	CMBX NA BB.6 Index	B-/P	39,592	267,780	119,403	5/11/63	500 bp — Monthly	(79,588)
	CMBX NA BB.7 Index	B/P	22,506	441,000	152,939	1/17/47	500 bp — Monthly	(130,068)
	CMBX NA BBB-.10 Index	BBB-/P	4,364	40,000	3,536	11/17/59	300 bp — Monthly	848
	CMBX NA BBB-.12 Index	BBB-/P	751	18,000	653	8/17/61	300 bp — Monthly	106
	CMBX NA BBB-.12 Index	BBB-/P	6,659	113,000	4,102	8/17/61	300 bp — Monthly	2,614
	Credit Suisse International
	CMBX NA A.7 Index	BBB+/P	3,286	79,000	4,432	1/17/47	200 bp — Monthly	(1,119)
	CMBX NA BB.7 Index	B/P	10,567	79,000	27,397	1/17/47	500 bp — Monthly	(16,764)
	CMBX NA BBB-.7 Index	BB/P	6,165	78,000	13,868	1/17/47	300 bp — Monthly	(7,664)
	Goldman Sachs International
	CMBX NA A.6 Index	A-/P	148	3,000	254	5/11/63	200 bp — Monthly	(105)
	CMBX NA A.6 Index	A-/P	282	9,000	762	5/11/63	200 bp — Monthly	(477)
	CMBX NA A.6 Index	A-/P	136	18,000	1,525	5/11/63	200 bp — Monthly	(1,383)
	CMBX NA A.6 Index	A-/P	(12)	19,000	1,609	5/11/63	200 bp — Monthly	(1,614)
	CMBX NA A.6 Index	A-/P	(201)	25,000	2,118	5/11/63	200 bp — Monthly	(2,310)
	CMBX NA A.6 Index	A-/P	3,488	30,000	2,541	5/11/63	200 bp — Monthly	957
	CMBX NA A.6 Index	A-/P	3,681	31,000	2,626	5/11/63	200 bp — Monthly	1,066
	CMBX NA A.6 Index	A-/P	4,203	64,000	5,421	5/11/63	200 bp — Monthly	(1,196)
	CMBX NA A.6 Index	A-/P	3,591	69,000	5,844	5/11/63	200 bp — Monthly	(2,231)
	CMBX NA A.6 Index	A-/P	2,258	73,000	6,183	5/11/63	200 bp — Monthly	(3,901)
	CMBX NA A.6 Index	A-/P	6,087	101,000	8,555	5/11/63	200 bp — Monthly	(2,434)
	CMBX NA A.6 Index	A-/P	6,226	123,000	10,418	5/11/63	200 bp — Monthly	(4,151)
	CMBX NA A.6 Index	A-/P	10,532	123,000	10,418	5/11/63	200 bp — Monthly	155
	CMBX NA A.6 Index	A-/P	3,958	171,000	14,484	5/11/63	200 bp — Monthly	(10,469)
	CMBX NA A.6 Index	A-/P	12,414	241,000	20,413	5/11/63	200 bp — Monthly	(7,918)
	CMBX NA A.6 Index	A-/P	14,249	280,000	23,716	5/11/63	200 bp — Monthly	(9,374)
	CMBX NA BBB-.14 Index	BBB-/P	1,799	40,000	684	12/16/72	300 bp — Monthly	1,135
	CMBX NA BBB-.6 Index	BB-/P	870	11,000	2,910	5/11/63	300 bp — Monthly	(2,034)
	CMBX NA BBB-.6 Index	BB-/P	1,382	16,000	4,232	5/11/63	300 bp — Monthly	(2,842)
	CMBX NA BBB-.6 Index	BB-/P	1,355	28,000	7,406	5/11/63	300 bp — Monthly	(6,037)
	CMBX NA BBB-.6 Index	BB-/P	3,202	47,000	12,432	5/11/63	300 bp — Monthly	(9,206)
	CMBX NA BBB-.6 Index	BB-/P	3,025	58,000	15,341	5/11/63	300 bp — Monthly	(12,287)
	CMBX NA BBB-.6 Index	BB-/P	5,485	65,000	17,193	5/11/63	300 bp — Monthly	(11,675)
	CMBX NA BBB-.6 Index	BB-/P	6,329	75,000	19,838	5/11/63	300 bp — Monthly	(13,471)
	CMBX NA BBB-.6 Index	BB-/P	12,704	169,000	44,701	5/11/63	300 bp — Monthly	(31,912)
	CMBX NA BBB-.7 Index	BB/P	30,086	382,000	67,920	1/17/47	300 bp — Monthly	(37,642)
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	(525)	100,000	1,580	12/16/72	200 bp — Monthly	1,088
	CMBX NA A.7 Index	BBB+/P	7,192	164,000	9,200	1/17/47	200 bp — Monthly	(1,954)
	CMBX NA BB.10 Index	B+/P	4,092	51,000	12,434	5/11/63	500 bp — Monthly	(8,299)
	CMBX NA BB.6 Index	B-/P	4,633	8,732	3,894	5/11/63	500 bp — Monthly	747
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	(126)	21,000	332	12/16/72	200 bp — Monthly	213
	CMBX NA A.6 Index	A-/P	3,018	34,000	2,880	5/11/63	200 bp — Monthly	149
	CMBX NA A.6 Index	A-/P	7,500	75,000	6,353	5/11/63	200 bp — Monthly	1,173
	CMBX NA BB.6 Index	B-/P	18,418	72,766	32,447	5/11/63	500 bp — Monthly	(13,968)
	CMBX NA BB.6 Index	B-/P	36,962	145,533	64,893	5/11/63	500 bp — Monthly	(27,810)
	CMBX NA BBB-.12 Index	BBB-/P	2,770	47,000	1,706	8/17/61	300 bp — Monthly	1,087
	CMBX NA BBB-.12 Index	BBB-/P	3,091	72,000	2,614	8/17/61	300 bp — Monthly	514

Upfront premium received			362,223		Unrealized appreciation			40,456

Upfront premium (paid)			(864)		Unrealized (depreciation)			(491,972)

	Total		$361,359				Total	$(451,516)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2021. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/21 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,802)	$243,000	$13,632	1/17/47	(200 bp) — Monthly	$11,750
	CMBX NA BB.10 Index	(14,025)	55,000	13,409	11/17/59	(500 bp) — Monthly	(662)
	CMBX NA BB.10 Index	(5,114)	49,000	11,946	11/17/59	(500 bp) — Monthly	6,792
	CMBX NA BB.10 Index	(4,386)	40,000	9,752	11/17/59	(500 bp) — Monthly	5,333
	CMBX NA BB.11 Index	(9,328)	72,000	6,415	11/18/54	(500 bp) — Monthly	(2,973)
	CMBX NA BB.11 Index	(4,713)	50,000	4,455	11/18/54	(500 bp) — Monthly	(300)
	CMBX NA BB.11 Index	(1,925)	28,000	2,495	11/18/54	(500 bp) — Monthly	547
	CMBX NA BB.11 Index	(918)	18,000	1,604	11/18/54	(500 bp) — Monthly	671
	CMBX NA BB.11 Index	(934)	18,000	1,604	11/18/54	(500 bp) — Monthly	655
	CMBX NA BB.8 Index	(6,084)	47,299	16,985	10/17/57	(500 bp) — Monthly	10,862
	CMBX NA BB.9 Index	(24,153)	234,000	51,761	9/17/58	(500 bp) — Monthly	27,412
	CMBX NA BB.9 Index	(5,613)	87,000	19,244	9/17/58	(500 bp) — Monthly	13,559
	CMBX NA BB.9 Index	(1,371)	34,000	7,521	9/17/58	(500 bp) — Monthly	6,122
	CMBX NA BB.9 Index	(798)	22,000	4,866	9/17/58	(500 bp) — Monthly	4,051
	CMBX NA BB.9 Index	(628)	16,000	3,539	9/17/58	(500 bp) — Monthly	2,898
	CMBX NA BBB-.10 Index	(5,249)	22,000	1,945	11/17/59	(300 bp) — Monthly	(3,315)
	CMBX NA BBB-.10 Index	(3,691)	15,000	1,326	11/17/59	(300 bp) — Monthly	(2,373)
	CMBX NA BBB-.12 Index	(6,318)	28,000	1,016	8/17/61	(300 bp) — Monthly	(5,316)
	CMBX NA BBB-.10 Index	(20,259)	68,000	6,011	11/17/59	(300 bp) — Monthly	(14,282)
	CMBX NA BBB-.10 Index	(4,972)	39,000	3,448	11/17/59	(300 bp) — Monthly	(1,543)
	CMBX NA BBB-.12 Index	(53,304)	169,000	6,135	8/17/61	(300 bp) — Monthly	(47,254)
	CMBX NA BBB-.12 Index	(16,701)	50,000	1,815	8/17/61	(300 bp) — Monthly	(14,911)
	CMBX NA BBB-.12 Index	(16,872)	48,000	1,742	8/17/61	(300 bp) — Monthly	(15,154)
	CMBX NA BBB-.12 Index	(11,982)	34,000	1,234	8/17/61	(300 bp) — Monthly	(10,765)
	CMBX NA BBB-.12 Index	(5,137)	27,000	980	8/17/61	(300 bp) — Monthly	(4,170)
	CMBX NA BBB-.12 Index	(2,710)	16,000	581	8/17/61	(300 bp) — Monthly	(2,137)
	CMBX NA BBB-.12 Index	(3,341)	10,000	363	8/17/61	(300 bp) — Monthly	(2,983)
	CMBX NA BBB-.6 Index	(64)	1,000	265	5/11/63	(300 bp) — Monthly	200
	CMBX NA BBB-.8 Index	(17,656)	113,000	15,639	10/17/57	(300 bp) — Monthly	(2,074)
	CMBX NA BBB-.8 Index	(9,326)	59,000	8,166	10/17/57	(300 bp) — Monthly	(1,190)
	CMBX NA BBB-.8 Index	(9,363)	59,000	8,166	10/17/57	(300 bp) — Monthly	(1,227)
	CMBX NA BBB-.8 Index	(4,008)	28,000	3,875	10/17/57	(300 bp) — Monthly	(146)
	CMBX NA BBB-.9 Index	(4,732)	20,000	1,556	9/17/58	(300 bp) — Monthly	(3,186)
	Credit Suisse International
	CMBX NA BB.10 Index	(13,476)	101,000	24,624	11/17/59	(500 bp) — Monthly	11,064
	CMBX NA BB.10 Index	(11,892)	100,000	24,380	11/17/59	(500 bp) — Monthly	12,405
	CMBX NA BB.10 Index	(6,588)	53,000	12,921	11/17/59	(500 bp) — Monthly	6,289
	CMBX NA BB.7 Index	(8,878)	488,020	217,608	5/11/63	(500 bp) — Monthly	208,323
	CMBX NA BB.7 Index	(28,223)	153,000	53,060	1/17/47	(500 bp) — Monthly	24,710
	CMBX NA BB.7 Index	(8,060)	49,000	16,993	1/17/47	(500 bp) — Monthly	8,893
	CMBX NA BB.8 Index	(1,402)	7,722	2,773	10/17/57	(500 bp) — Monthly	1,365
	CMBX NA BB.9 Index	(29,773)	297,000	65,696	9/17/58	(500 bp) — Monthly	35,676
	Goldman Sachs International
	CMBX NA BB.6 Index	(716)	6,792	3,028	5/11/63	(500 bp) — Monthly	2,307
	CMBX NA BB.7 Index	(6,961)	46,000	15,953	1/17/47	(500 bp) — Monthly	8,953
	CMBX NA BB.7 Index	(86,296)	425,000	147,390	1/17/47	(500 bp) — Monthly	60,740
	CMBX NA BB.7 Index	(11,141)	68,000	23,582	1/17/47	(500 bp) — Monthly	12,384
	CMBX NA BB.8 Index	(16,124)	44,403	15,945	10/17/57	(500 bp) — Monthly	(216)
	CMBX NA BB.8 Index	(16,152)	44,403	15,945	10/17/57	(500 bp) — Monthly	(243)
	CMBX NA BB.8 Index	(2,039)	17,375	6,239	10/17/57	(500 bp) — Monthly	4,186
	CMBX NA BB.9 Index	(1,666)	14,000	3,097	9/17/58	(500 bp) — Monthly	1,419
	CMBX NA BB.9 Index	(1,685)	14,000	3,097	9/17/58	(500 bp) — Monthly	1,400
	CMBX NA BB.9 Index	(313)	3,000	664	9/17/58	(500 bp) — Monthly	348
	CMBX NA BBB-.6 Index	(7,354)	147,000	38,882	5/11/63	(300 bp) — Monthly	31,454
	CMBX NA BBB-.6 Index	(33,518)	123,000	32,534	5/11/63	(300 bp) — Monthly	(1,046)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(69,264)	127,000	11,316	11/18/54	(500 bp) — Monthly	(58,054)
	CMBX NA BB.17 Index	(76,876)	157,000	54,448	1/17/47	(500 bp) — Monthly	(22,559)
	CMBX NA BB.8 Index	(2,478)	4,826	1,733	10/17/57	(500 bp) — Monthly	(749)
	CMBX NA BBB-.10 Index	(4,618)	28,000	2,475	11/17/59	(300 bp) — Monthly	(2,157)
	CMBX NA BBB-.10 Index	(16,929)	149,000	13,172	11/17/59	(300 bp) — Monthly	(3,832)
	CMBX NA BBB-.10 Index	(16,057)	57,000	5,039	11/17/59	(300 bp) — Monthly	(11,047)
	CMBX NA BBB-.10 Index	(14,300)	48,000	4,243	11/17/59	(300 bp) — Monthly	(10,081)
	CMBX NA BBB-.12 Index	(995)	3,000	109	8/17/61	(300 bp) — Monthly	(888)
	CMBX NA BBB-.6 Index	(81,844)	256,000	67,712	5/11/63	(300 bp) — Monthly	(14,260)
	CMBX NA BBB-.7 Index	(96,249)	410,000	72,898	1/17/47	(300 bp) — Monthly	(23,560)
	Merrill Lynch International
	CMBX NA BB.10 Index	(5,519)	97,000	23,649	11/17/59	(500 bp) — Monthly	18,049
	CMBX NA BB.9 Index	(5,883)	151,000	33,401	9/17/58	(500 bp) — Monthly	27,393
	CMBX NA BBB-.10 Index	(12,134)	56,000	4,950	11/17/59	(300 bp) — Monthly	(7,211)
	CMBX NA BBB-.9 Index	(7,966)	43,000	3,345	9/17/58	(300 bp) — Monthly	(4,642)
	CMBX NA BBB-.9 Index	(4,816)	26,000	2,023	9/17/58	(300 bp) — Monthly	(2,807)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(4,177)	41,000	7,290	1/17/47	(300 bp) — Monthly	3,092
	CMBX NA BB.10 Index	(5,139)	49,000	11,946	11/17/59	(500 bp) — Monthly	6,766
	CMBX NA BB.11 Index	(5,696)	58,000	5,168	11/18/54	(500 bp) — Monthly	(577)
	CMBX NA BB.11 Index	(858)	9,000	802	11/18/54	(500 bp) — Monthly	(63)
	CMBX NA BB.7 Index	(4,628)	24,000	8,323	1/17/47	(500 bp) — Monthly	3,675
	CMBX NA BB.8 Index	(8,076)	22,202	7,973	10/17/57	(500 bp) — Monthly	(122)
	CMBX NA BB.8 Index	(3,955)	7,722	2,773	10/17/57	(500 bp) — Monthly	(1,188)
	CMBX NA BB.9 Index	(3,341)	38,000	8,406	9/17/58	(500 bp) — Monthly	5,033
	CMBX NA BB.9 Index	(3,274)	27,000	5,972	9/17/58	(500 bp) — Monthly	2,676
	CMBX NA BB.9 Index	(1,140)	23,000	5,088	9/17/58	(500 bp) — Monthly	3,928
	CMBX NA BB.9 Index	(1,277)	21,000	4,645	9/17/58	(500 bp) — Monthly	3,351
	CMBX NA BB.9 Index	(1,292)	21,000	4,645	9/17/58	(500 bp) — Monthly	3,336
	CMBX NA BB.9 Index	(665)	17,000	3,760	9/17/58	(500 bp) — Monthly	3,082
	CMBX NA BB.9 Index	(1,697)	14,000	3,097	9/17/58	(500 bp) — Monthly	1,388
	CMBX NA BB.9 Index	(601)	8,000	1,770	9/17/58	(500 bp) — Monthly	1,162
	CMBX NA BB.9 Index	(241)	6,000	1,327	9/17/58	(500 bp) — Monthly	1,081
	CMBX NA BBB-.10 Index	(8,045)	33,000	2,917	11/17/59	(300 bp) — Monthly	(5,144)
	CMBX NA BBB-.10 Index	(4,987)	23,000	2,033	11/17/59	(300 bp) — Monthly	(2,965)
	CMBX NA BBB-.10 Index	(4,325)	20,000	1,768	11/17/59	(300 bp) — Monthly	(2,567)
	CMBX NA BBB-.10 Index	(3,784)	16,000	1,414	11/17/59	(300 bp) — Monthly	(2,378)
	CMBX NA BBB-.10 Index	(1,837)	8,000	707	11/17/59	(300 bp) — Monthly	(1,134)
	CMBX NA BBB-.12 Index	(3,965)	19,000	690	8/17/61	(300 bp) — Monthly	(3,285)
	CMBX NA BBB-.6 Index	(29,669)	94,000	24,863	5/11/63	(300 bp) — Monthly	(4,853)
	CMBX NA BBB-.10 Index	(15,793)	128,000	11,315	11/17/59	(300 bp) — Monthly	(4,542)
	CMBX NA BBB-.10 Index	(8,751)	69,000	6,100	11/17/59	(300 bp) — Monthly	(2,686)
	CMBX NA BBB-.11 Index	(57)	1,000	35	11/18/54	(300 bp) — Monthly	(23)
	CMBX NA BBB-.12 Index	(2,659)	8,000	290	8/17/61	(300 bp) — Monthly	(2,372)
	CMBX NA BBB-.8 Index	(7,437)	48,000	6,643	10/17/57	(300 bp) — Monthly	(818)
	CMBX NA BBB-.8 Index	(6,870)	48,000	6,643	10/17/57	(300 bp) — Monthly	(251)
	CMBX NA BBB-.8 Index	(7,344)	47,000	6,505	10/17/57	(300 bp) — Monthly	(862)

Upfront premium received		—			Unrealized appreciation		606,780

Upfront premium (paid)		(1,137,242)			Unrealized (depreciation)		(335,143)

	Total	$(1,137,242)				Total	$271,637
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/21 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 36 Index	B+/P	$(4,144,816)	$48,423,000	$4,939,146	6/20/26	500 bp — Quarterly	$861,584
	NA IG Series 36 Index	BBB+/P	(1,792,435)	80,000,000	2,036,000	6/20/26	100 bp — Quarterly	265,787

	Total		$(5,937,251)					$1,127,371
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2021. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
USD / $	United States Dollar
	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
bp	Basis Points
CVR	Contingent Value Rights
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2020 through June 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,144,963,190.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $377,557, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/21
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$26,789,133	$186,894,161	$193,222,599	$22,766	$20,460,695
	Putnam Short Term Investment Fund**	300,781,414	533,658,939	557,934,088	292,665	276,506,265

	Total Short-term investments	$327,570,547	$720,553,100	$751,156,687	$315,431	$296,966,960
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $20,460,695 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $19,953,795.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $19,519,048.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $5,379,199.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $147,986.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $13,928,595.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $338,362,374 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	75.8%
	Japan	3.3
	United Kingdom	3.0
	China	1.9
	Germany	1.8
	France	1.8
	Switzerland	1.7
	South Korea	1.1
	Australia	0.9
	Taiwan	0.8
	India	0.8
	Hong Kong	0.7
	Norway	0.7
	Canada	0.7
	Ireland	0.6
	Denmark	0.5
	Other	3.9

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $5,903,594 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $5,379,199 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$111,568,685	$—	$—
Capital goods	123,885,924	—	—
Communication services	78,007,056	—	—
Conglomerates	3,570,880	—	—
Consumer cyclicals	370,160,959	—	2
Consumer staples	166,783,457	—	—
Energy	71,372,689	—	227
Financials	318,836,031	—	—
Government	779,319	—	—
Health care	263,712,957	—	—
Miscellaneous	3,190,532	—	—
Technology	666,146,206	—	—
Transportation	55,861,441	—	—
Utilities and power	58,539,273	13,653	—

Total common stocks	2,292,415,409	13,653	229
Asset-backed securities	—	8,346,704	2,478,000
Collateralized loan obligations	—	10,050,273	—
Commodity linked notes	—	47,080,082	—
Convertible bonds and notes	—	525,154	—
Convertible preferred stocks	—	5,961,098	—
Corporate bonds and notes	—	256,455,348	3
Foreign government and agency bonds and notes	—	10,310,251	—
Investment companies	3,164,943	—	—
Mortgage-backed securities	—	62,035,222	—
Preferred stocks	—	12,377	—
Purchased options outstanding	—	1,480,229	—
Senior loans	—	9,126,393	—
U.S. government and agency mortgage obligations	—	192,409,718	—
U.S. treasury obligations	—	792,849	—
Warrants	19,474	—	—
Short-term investments	1,510,000	400,458,898	—

Totals by level	$2,297,109,826	$1,005,058,249	$2,478,232
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(4,317,156)	$—
Futures contracts	(830,145)	—	—
Written options outstanding	—	(376,830)	—
TBA sale commitments	—	(82,835,112)	—
Interest rate swap contracts	—	(223,719)	—
Total return swap contracts	—	(94,534)	—
Credit default contracts	—	7,660,626	—

Totals by level	$(830,145)	$(80,186,725)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$5,000
Purchased currency option contracts (contract amount)	$58,400,000
Written equity option contracts (contract amount)	$5,000
Written currency option contracts (contract amount)	$58,400,000
Futures contracts (number of contracts)	6,000
Forward currency contracts (contract amount)	$1,209,800,000
Centrally cleared interest rate swap contracts (notional)	$234,300,000
OTC total return swap contracts (notional)	$347,900,000
Centrally cleared total return swap contracts (notional)	$202,700,000
OTC credit default contracts (notional)	$12,800,000
Centrally cleared credit default contracts (notional)	$110,700,000
Warrants (number of warrants)	1,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com